UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21990

Fidelity Commonwealth Trust II
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Stephen D. Fisher, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 29

Date of reporting period:	February 29, 2008

Item 1. Reports to Stockholders

Fidelity®

Large Cap Growth Enhanced Index

Large Cap Value Enhanced Index

Large Cap Core Enhanced Index

Mid Cap Enhanced Index

Small Cap Enhanced Index

International Enhanced Index

Funds

Annual Report

(2_fidelity_logos) (Registered_Trademark)

February 29, 2008

Contents

Chairman's Message	4	Ned Johnson's message to shareholders
Shareholder Expense Example	5	An example of shareholder expenses

Fidelity Large Cap Growth Enhanced Index Fund	7	Performance
	8	Management's Discussion
	9	Investment Changes
	10	Investments
	15	Financial Statements

Fidelity Large Cap Value Enhanced Index Fund	17	Performance
	18	Management's Discussion
	19	Investment Changes
	20	Investments
	24	Financial Statements

Fidelity Large Cap Core Enhanced Index Fund	26	Performance
	27	Management's Discussion
	28	Investment Changes
	29	Investments
	33	Financial Statements

Fidelity Mid Cap Enhanced Index Fund	35	Investment Summary
	36	Investments
	41	Financial Statements

Fidelity Small Cap Enhanced Index Fund	43	Investment Summary
	44	Investments
	50	Financial Statements

Fidelity International Enhanced Index Fund	52	Investment Summary
	53	Investments
	57	Financial Statements

Notes	59	Notes to the Financial Statements
Report of Independent Registered Public Accounting Firm	64
Trustees and Officers	65
Distributions	68
Board Approval of Investment Advisory Contracts	69

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

Dear Shareholder:

Continuation of a credit squeeze, flat consumer spending and a potential recession weighed heavily on stocks in the opening months of 2008, though positive results in investment-grade bonds and money markets offered some comfort to investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example for Fidelity Large Cap Growth Enhanced Index Fund, Fidelity Large Cap Value Enhanced Index Fund and Fidelity Large Cap Core Enhanced Index Fund is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2007 to February 29, 2008). The actual expense Example for Fidelity Mid Cap Enhanced Index Fund, Fidelity Small Cap Enhanced Index Fund and Fidelity International Enhanced Index Fund is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 20, 2007 to February 29, 2008). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (September 1, 2007 to February 29, 2008).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value February 29, 2008	Expenses Paid During Period
Fidelity Large Cap Growth Enhanced Index Fund
Actual	$ 1,000.00	$ 913.90	$ 2.14B
HypotheticalA	$ 1,000.00	$ 1,022.63	$ 2.26C
Fidelity Large Cap Value Enhanced Index Fund
Actual	$ 1,000.00	$ 899.70	$ 2.13B
HypotheticalA	$ 1,000.00	$ 1,022.63	$ 2.26C
Fidelity Large Cap Core Enhanced Index Fund
Actual	$ 1,000.00	$ 920.40	$ 2.15B
HypotheticalA	$ 1,000.00	$ 1,022.63	$ 2.26C
Fidelity Mid Cap Enhanced Index Fund
Actual	$ 1,000.00	$ 916.00	$ 1.13B
HypotheticalA	$ 1,000.00	$ 1,021.88	$ 3.02C
Fidelity Small Cap Enhanced Index Fund
Actual	$ 1,000.00	$ 903.00	$ 1.25B
HypotheticalA	$ 1,000.00	$ 1,021.53	$ 3.37C
Fidelity International Enhanced Index Fund
Actual	$ 1,000.00	$ 935.00	$ 1.18B
HypotheticalA	$ 1,000.00	$ 1,021.78	$ 3.12C

A 5% return per year before expenses

B Actual expenses are equal to each Funds' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/366 (to reflect the period September 1, 2007 to February 29, 2008) for Fidelity Large Cap Growth Enhanced Index Fund, Fidelity Large Cap Value Enhanced Index Fund and Fidelity Large Cap Value Enhanced Index Fund and multiplied by 72/366 (to reflect the period December 20, 2007 to February 29, 2008) for Fidelity Mid Cap Enhanced Index Fund, Small Cap Enhanced Index Fund and International Enhanced Index Fund.

C Hypothetical expenses are equal to each Fund's annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Annual Report

The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annualized Expense Ratio
Fidelity Large Cap Growth Enhanced Index Fund	.45%
Fidelity Large Cap Value Enhanced Index Fund	.45%
Fidelity Large Cap Core Enhanced Index Fund	.45%
Fidelity Mid Cap Enhanced Index Fund	.60%
Fidelity Small Cap Enhanced Index Fund	.67%
Fidelity International Enhanced Index Fund	.62%

Annual Report

Fidelity Large Cap Growth Enhanced Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity a fund's total returns will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns take Fidelity® Large Cap Growth Enhanced Index Fund's cumulative total return and show you what would have happened if Fidelity Large Cap Growth Enhanced Index Fund shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Large Cap Growth Enhanced Index Fund on April 19, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Russell 1000® Growth Index performed over the same period.

Annual Report

Fidelity Large Cap Growth Enhanced Index Fund

Management's Discussion of Fund Performance

Comments from Jeffrey Adams, who oversees the Fidelity® Large Cap Growth Enhanced Index Fund's investment management team as Head of Indexing for Geode Capital Management, LLC

It was a winter of discontent for U.S. equity investors, as a credit freeze led to subzero returns for many stock market benchmarks during the 12-month period ending February 29, 2008. In addition to the subprime mortgage market crisis, which severely constrained the availability of credit, a flurry of other issues afflicted investor sentiment - particularly in the final three months of the period - including a major housing market slowdown, rising inflation, a potential recession and oil prices that topped $100 per barrel. The Federal Reserve Board aggressively intervened in an effort to ease the credit crunch, slashing the federal funds target rate five times since September. Despite the central bank's efforts, the Standard & Poor's 500SM Index fell 3.60% for the year overall and lost nearly 10% in the December-February time frame alone. The bellwether, blue-chip Dow Jones Industrial AverageSM managed a modest increase of 2.32% over the past 12 months, but the small-cap-oriented Russell 2000® Index declined 12.44%. Elsewhere, the technology-heavy NASDAQ Composite® Index fell 5.34%.

For the period between the fund's inception date of April 19, 2007, and February 29, 2008, the fund declined 7.05%, trailing the 3.82% loss of the Russell 1000® Growth Index. Relative to the Russell index, weak security selection in information technology - especially among semiconductor-related and software/services companies - and financials detracted, as did an overweighting in telecommunications services. Stock selection in consumer discretionary - most notably among retail names - also hurt. In contrast, stock selection in the materials sector had the most helpful performance impact. Looking at individual holdings, an overweighting in semiconductor-design software maker Cadence Design Systems and chipmaker National Semiconductor hurt results. Weak earnings amid a poor business environment for semiconductor companies weighed on both stocks. Concerns about deteriorating consumer spending detracted from discount retailer Family Dollar Stores, which reported disappointing quarterly earnings and reduced its profit forecast. Consumer-related stresses also hindered restaurant management company Darden Restaurants. Family Dollar and Darden were sold before period end. Commercial real estate management company CB Richard Ellis Group was a negative, as the company reduced its earnings guidance and investors worried about a slowdown in the commercial real estate market. An underweighting in strong-performing Internet retailer Amazon.com also detracted. On the positive side, agricultural products company Monsanto rose in part on the strong worldwide demand for food and biofuels. Rising oil and natural gas prices helped a number of energy companies, including oil and gas producer Occidental Petroleum - not found in the index - and oil and gas equipment maker National Oilwell Varco. Not owning benchmark component SLM - the nation's largest provider of student loans - also was a positive. SLM's shares fell as investors became more concerned about deteriorating credit market conditions, and after the company lowered its earnings forecast.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Large Cap Growth Enhanced Index Fund

Investment Changes

Top Ten Stocks as of February 29, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Microsoft Corp.	3.4	3.3
iShares Russell 1000 Growth Index Fund	2.4	4.0
International Business Machines Corp.	2.2	2.1
Cisco Systems, Inc.	2.1	2.4
Hewlett-Packard Co.	1.9	1.6
Intel Corp.	1.7	1.7
Apple, Inc.	1.7	1.8
The Coca-Cola Co.	1.7	1.3
Exxon Mobil Corp.	1.5	0.8
Google, Inc. Class A (sub. vtg.)	1.5	1.1
	20.1
Market Sectors as of February 29, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	27.3	27.1
Health Care	16.9	16.3
Industrials	12.2	12.2
Consumer Staples	11.4	9.7
Consumer Discretionary	10.1	12.7
Energy	8.3	6.4
Financials	5.5	6.4
Materials	4.1	2.9
Telecommunication Services	0.9	1.4
Utilities	0.8	0.8

Annual Report

Fidelity Large Cap Growth Enhanced Index Fund

Investments February 29, 2008

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value
CONSUMER DISCRETIONARY - 10.1%
Auto Components - 0.1%
Autoliv, Inc.	985	$ 49,152
Automobiles - 0.0%
Thor Industries, Inc.	595	18,136
Diversified Consumer Services - 1.1%
Apollo Group, Inc. Class A (non-vtg.) (a)	3,250	199,485
ITT Educational Services, Inc. (a)	1,585	87,524
Sotheby's Class A (ltd. vtg.)	2,545	85,817
		372,826
Hotels, Restaurants & Leisure - 1.3%
Choice Hotels International, Inc.	2,304	74,765
McDonald's Corp.	2,240	121,206
Wendy's International, Inc.	4,280	103,918
Yum! Brands, Inc.	4,230	145,724
		445,613
Household Durables - 0.4%
Black & Decker Corp.	1,045	71,865
NVR, Inc. (a)	107	57,853
		129,718
Internet & Catalog Retail - 0.3%
Amazon.com, Inc. (a)	1,470	94,771
NutriSystem, Inc. (a)(d)	660	9,445
		104,216
Leisure Equipment & Products - 0.1%
Mattel, Inc.	2,350	45,402
Media - 3.6%
Comcast Corp. Class A	2,490	48,655
DISH Network Corp. Class A (a)	2,130	63,155
Liberty Media Corp. - Capital Series A (a)	160	18,578
McGraw-Hill Companies, Inc.	3,120	127,702
Meredith Corp.	2,855	123,764
News Corp. Class A	11,779	216,851
Omnicom Group, Inc.	4,975	222,233
Regal Entertainment Group Class A	7,355	145,114
The Walt Disney Co.	6,435	208,558
Viacom, Inc. Class B (non-vtg.) (a)	2,130	84,668
		1,259,278
Multiline Retail - 0.8%
Dollar Tree Stores, Inc. (a)	4,230	113,491
Macy's, Inc.	750	18,510
Target Corp.	2,580	135,734
		267,735
Specialty Retail - 1.8%
Aeropostale, Inc. (a)	2,981	80,070
American Eagle Outfitters, Inc.	1,970	42,099
AutoZone, Inc. (a)	735	84,584
Home Depot, Inc.	2,766	73,437
J. Crew Group, Inc. (a)	1,325	53,066
Lowe's Companies, Inc.	3,550	85,094

	Shares	Value
RadioShack Corp.	5,074	$ 88,541
Sherwin-Williams Co.	2,800	144,984
		651,875
Textiles, Apparel & Luxury Goods - 0.6%
NIKE, Inc. Class B	2,350	141,470
Phillips-Van Heusen Corp.	570	20,811
Warnaco Group, Inc. (a)	1,050	39,438
		201,719
TOTAL CONSUMER DISCRETIONARY		3,545,670
CONSUMER STAPLES - 11.4%
Beverages - 3.1%
Anheuser-Busch Companies, Inc.	1,810	85,233
PepsiCo, Inc.	5,863	407,830
The Coca-Cola Co.	9,897	578,579
		1,071,642
Food & Staples Retailing - 3.4%
CVS Caremark Corp.	4,104	165,720
Kroger Co.	5,935	143,924
Longs Drug Stores Corp.	2,220	106,627
Wal-Mart Stores, Inc.	10,715	531,357
Walgreen Co.	6,680	243,887
		1,191,515
Food Products - 0.8%
Corn Products International, Inc.	1,000	36,710
General Mills, Inc.	2,910	162,931
Wm. Wrigley Jr. Co.	1,505	90,089
		289,730
Household Products - 2.1%
Colgate-Palmolive Co.	1,590	120,983
Energizer Holdings, Inc. (a)	440	40,845
Kimberly-Clark Corp.	2,730	177,941
Procter & Gamble Co.	5,655	374,248
		714,017
Tobacco - 2.0%
Altria Group, Inc.	7,190	525,877
UST, Inc.	3,220	174,814
		700,691
TOTAL CONSUMER STAPLES		3,967,595
ENERGY - 8.3%
Energy Equipment & Services - 4.8%
Cameron International Corp. (a)	1,300	55,224
Dresser-Rand Group, Inc. (a)	3,810	129,807
Global Industries Ltd. (a)	4,190	77,138
Grant Prideco, Inc. (a)	750	37,853
Halliburton Co.	5,615	215,055
National Oilwell Varco, Inc. (a)	3,985	248,266
Schlumberger Ltd. (NY Shares)	5,785	500,113
T-3 Energy Services, Inc. (a)	650	32,091
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Tidewater, Inc.	1,995	$ 112,019
Transocean, Inc. (a)	1,800	252,918
		1,660,484
Oil, Gas & Consumable Fuels - 3.5%
Chevron Corp.	1,045	90,560
CONSOL Energy, Inc.	900	68,382
Exxon Mobil Corp.	6,150	535,112
Massey Energy Co.	810	30,991
Occidental Petroleum Corp.	2,903	224,605
Sunoco, Inc.	600	36,648
Tesoro Corp.	3,130	116,248
Valero Energy Corp.	2,190	126,516
		1,229,062
TOTAL ENERGY		2,889,546
FINANCIALS - 5.5%
Capital Markets - 1.7%
Affiliated Managers Group, Inc. (a)	435	41,912
Bank of New York Mellon Corp.	1,325	58,128
Charles Schwab Corp.	2,300	45,103
Franklin Resources, Inc.	300	28,311
Goldman Sachs Group, Inc.	884	149,953
Invesco Ltd.	2,970	76,062
Merrill Lynch & Co., Inc.	1,270	62,941
Morgan Stanley	1,759	74,089
Northern Trust Corp.	566	38,279
optionsXpress Holdings, Inc.	550	12,738
		587,516
Consumer Finance - 0.7%
American Express Co.	4,788	202,532
Discover Financial Services	1,385	20,900
First Marblehead Corp.	1,410	16,962
		240,394
Diversified Financial Services - 0.5%
CME Group, Inc.	150	76,995
JPMorgan Chase & Co.	2,620	106,503
		183,498
Insurance - 1.2%
Philadelphia Consolidated Holdings Corp. (a)	3,740	126,861
Principal Financial Group, Inc.	1,360	75,113
Prudential Financial, Inc.	1,030	75,159
The Chubb Corp.	1,265	64,389
The Travelers Companies, Inc.	1,855	86,091
		427,613
Real Estate Investment Trusts - 0.8%
ProLogis Trust	2,045	110,185

	Shares	Value
Rayonier, Inc.	1,085	$ 46,167
Taubman Centers, Inc.	2,775	135,281
		291,633
Real Estate Management & Development - 0.5%
CB Richard Ellis Group, Inc. Class A (a)	3,810	76,429
Jones Lang LaSalle, Inc.	1,390	106,182
		182,611
Thrifts & Mortgage Finance - 0.1%
Freddie Mac	784	19,741
TOTAL FINANCIALS		1,933,006
HEALTH CARE - 16.9%
Biotechnology - 3.2%
Amgen, Inc. (a)	5,310	241,711
Biogen Idec, Inc. (a)	1,330	77,619
Celgene Corp. (a)	1,250	70,463
Cephalon, Inc. (a)	1,510	91,113
Genentech, Inc. (a)	1,360	103,020
Genzyme Corp. (a)	2,215	157,088
Gilead Sciences, Inc. (a)	5,405	255,765
ImClone Systems, Inc. (a)	1,410	63,464
OSI Pharmaceuticals, Inc. (a)	1,390	49,971
		1,110,214
Health Care Equipment & Supplies - 2.4%
Baxter International, Inc.	5,530	326,381
Edwards Lifesciences Corp. (a)	1,125	49,061
Kinetic Concepts, Inc. (a)	3,085	158,538
Medtronic, Inc.	3,890	192,010
Mentor Corp. (d)	2,160	64,066
Zimmer Holdings, Inc. (a)	905	68,137
		858,193
Health Care Providers & Services - 4.6%
Aetna, Inc.	1,500	74,400
AmerisourceBergen Corp.	1,786	74,512
Coventry Health Care, Inc. (a)	2,895	150,164
Express Scripts, Inc. (a)	3,200	189,120
Humana, Inc. (a)	2,600	177,658
Laboratory Corp. of America Holdings (a)	1,780	137,612
McKesson Corp.	3,647	214,298
Medco Health Solutions, Inc. (a)	3,725	165,055
UnitedHealth Group, Inc.	3,959	184,014
WellPoint, Inc. (a)	3,330	233,366
		1,600,199
Life Sciences Tools & Services - 1.0%
Invitrogen Corp. (a)	1,260	106,457
Varian, Inc. (a)	1,295	70,124
Waters Corp. (a)	2,925	174,359
		350,940
Pharmaceuticals - 5.7%
Abbott Laboratories	8,240	441,252
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Bristol-Myers Squibb Co.	7,030	$ 158,948
Eli Lilly & Co.	5,885	294,368
Johnson & Johnson	6,781	420,151
Merck & Co., Inc.	7,840	347,312
Pfizer, Inc.	2,165	48,236
Schering-Plough Corp.	10,720	232,624
Wyeth	1,230	53,653
		1,996,544
TOTAL HEALTH CARE		5,916,090
INDUSTRIALS - 12.2%
Aerospace & Defense - 4.6%
General Dynamics Corp.	500	40,925
Goodrich Corp.	1,310	77,591
Honeywell International, Inc.	4,515	259,793
L-3 Communications Holdings, Inc.	1,735	184,413
Lockheed Martin Corp.	3,155	325,596
Northrop Grumman Corp.	500	39,305
Precision Castparts Corp.	700	77,273
Raytheon Co.	2,128	137,980
The Boeing Co.	4,025	333,230
United Technologies Corp.	2,030	143,135
		1,619,241
Air Freight & Logistics - 0.9%
United Parcel Service, Inc. Class B	4,284	300,908
Airlines - 0.5%
Continental Airlines, Inc. Class B (a)	2,695	65,165
Delta Air Lines, Inc. (a)	5,800	77,430
Republic Airways Holdings, Inc. (a)	1,445	28,250
		170,845
Building Products - 0.1%
Lennox International, Inc.	705	26,536
Trane, Inc.	400	18,020
		44,556
Commercial Services & Supplies - 0.2%
Equifax, Inc.	1,585	54,239
Construction & Engineering - 0.5%
EMCOR Group, Inc. (a)	4,365	105,153
Foster Wheeler Ltd. (a)	840	54,978
		160,131
Electrical Equipment - 1.8%
Acuity Brands, Inc.	2,615	116,132
Emerson Electric Co.	7,210	367,422
Rockwell Automation, Inc.	2,415	132,125
		615,679

	Shares	Value
Industrial Conglomerates - 1.2%
3M Co.	2,616	$ 205,094
General Electric Co.	5,800	192,212
Tyco International Ltd.	970	38,858
		436,164
Machinery - 1.6%
Caterpillar, Inc.	2,715	196,376
Eaton Corp.	1,525	122,961
Gardner Denver, Inc. (a)	1,120	41,339
Manitowoc Co., Inc.	4,467	181,986
		542,662
Road & Rail - 0.4%
Con-way, Inc.	1,210	54,825
Norfolk Southern Corp.	1,950	103,136
		157,961
Trading Companies & Distributors - 0.4%
W.W. Grainger, Inc.	2,060	151,740
TOTAL INDUSTRIALS		4,254,126
INFORMATION TECHNOLOGY - 27.3%
Communications Equipment - 3.8%
ADC Telecommunications, Inc. (a)	5,310	72,588
Adtran, Inc.	1,200	22,104
Cisco Systems, Inc. (a)	30,790	750,352
Corning, Inc.	3,130	72,710
EchoStar Holding Corp. Class A (a)	426	17,066
Harris Corp.	900	43,947
QUALCOMM, Inc.	8,250	349,553
		1,328,320
Computers & Peripherals - 7.9%
Apple, Inc. (a)	4,755	594,470
Dell, Inc. (a)	12,765	253,385
EMC Corp. (a)	15,380	239,005
Hewlett-Packard Co.	13,720	655,404
International Business Machines Corp.	6,900	785,634
Network Appliance, Inc. (a)	4,080	88,210
Seagate Technology	1,765	38,071
Teradata Corp. (a)	3,660	92,342
		2,746,521
Electronic Equipment & Instruments - 0.8%
AVX Corp.	8,840	110,854
Mettler-Toledo International, Inc. (a)	1,855	181,234
		292,088
Internet Software & Services - 2.0%
eBay, Inc. (a)	4,295	113,216
Google, Inc. Class A (sub. vtg.) (a)	1,130	532,433
Yahoo!, Inc. (a)	1,795	49,865
		695,514
IT Services - 2.2%
Accenture Ltd. Class A	4,345	153,161
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Automatic Data Processing, Inc.	1,750	$ 69,913
DST Systems, Inc. (a)	1,596	112,135
Electronic Data Systems Corp.	3,100	53,692
Fiserv, Inc. (a)	1,655	87,086
The Western Union Co.	11,900	247,520
Total System Services, Inc.	1,700	37,791
		761,298
Semiconductors & Semiconductor Equipment - 4.8%
Amkor Technology, Inc. (a)	11,420	133,728
Applied Materials, Inc.	10,515	201,573
Integrated Device Technology, Inc. (a)	2,500	20,975
Intel Corp.	30,245	603,388
Lam Research Corp. (a)	3,240	130,378
Linear Technology Corp.	2,305	63,872
MEMC Electronic Materials, Inc. (a)	900	68,652
National Semiconductor Corp.	7,753	127,692
Novellus Systems, Inc. (a)	4,376	96,622
Texas Instruments, Inc.	7,240	216,910
		1,663,790
Software - 5.8%
Adobe Systems, Inc. (a)	2,840	95,566
BMC Software, Inc. (a)	6,000	193,680
Cadence Design Systems, Inc. (a)	7,464	79,268
McAfee, Inc. (a)	5,180	172,339
Microsoft Corp.	43,620	1,187,323
Oracle Corp. (a)	16,625	312,550
		2,040,726
TOTAL INFORMATION TECHNOLOGY		9,528,257
MATERIALS - 4.1%
Chemicals - 2.2%
Celanese Corp. Class A	2,750	106,975
E.I. du Pont de Nemours & Co.	1,125	52,223
Lubrizol Corp.	2,430	141,669
Monsanto Co.	3,974	459,712
Zep, Inc.	1,050	16,485
		777,064
Containers & Packaging - 0.7%
Crown Holdings, Inc. (a)	1,510	37,614
Owens-Illinois, Inc. (a)	2,400	135,480
Pactiv Corp. (a)	3,135	79,378
		252,472

	Shares	Value
Metals & Mining - 1.2%
Freeport-McMoRan Copper & Gold, Inc. Class B	2,590	$ 261,227
Nucor Corp.	2,120	136,888
		398,115
TOTAL MATERIALS		1,427,651
TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.5%
CenturyTel, Inc.	1,680	60,799
Citizens Communications Co.	9,550	102,567
		163,366
Wireless Telecommunication Services - 0.4%
Telephone & Data Systems, Inc.	2,950	138,355
TOTAL TELECOMMUNICATION SERVICES		301,721
UTILITIES - 0.8%
Electric Utilities - 0.4%
Exelon Corp.	1,090	81,587
Pepco Holdings, Inc.	2,350	59,385
		140,972
Multi-Utilities - 0.4%
Public Service Enterprise Group, Inc.	3,240	142,884
TOTAL UTILITIES		283,856
TOTAL COMMON STOCKS (Cost $37,303,963)		34,047,518
Investment Companies - 2.4%

iShares Russell 1000 Growth Index Fund (Cost $854,837)	15,465	851,348
Money Market Funds - 0.2%

Fidelity Securities Lending Cash Central Fund, 3.25% (b)(c) (Cost $71,150)	71,150	71,150
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $38,229,950)		34,970,016
NET OTHER ASSETS - (0.1)%		(27,657)
NET ASSETS - 100%		$ 34,942,359
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 15,637
Fidelity Securities Lending Cash Central Fund	1,659
Total	$ 17,296
Income Tax Information
At February 29, 2008, the fund had a capital loss carryforward of approximately $298,456 all of which will expire on February 29, 2016.
The fund intends to elect to defer to its fiscal year ending February 28, 2009 approximately $382,471 of losses recognized during the period November 1, 2007 to February 29, 2008.

Annual Report

See accompanying notes which are an integral part of the financial statements.

Fidelity Large Cap Growth Enhanced Index Fund

Financial Statements

Statement of Assets and Liabilities

	February 29, 2008

Assets
Investment in securities, at value (including securities loaned of $67,906) - See accompanying schedule: Unaffiliated issuers (cost $38,229,950)		$ 34,970,016
Receivable for investments sold		124,901
Receivable for fund shares sold		141,253
Dividends receivable		50,471
Interest receivable		450
Distributions receivable from Fidelity Central Funds		340
Total assets		35,287,431

Liabilities
Payable to custodian bank	$ 141,962
Payable for investments purchased	91,941
Payable for fund shares redeemed	26,806
Accrued management fee	8,831
Other affiliated payables	4,382
Collateral on securities loaned, at value	71,150
Total liabilities		345,072

Net Assets		$ 34,942,359
Net Assets consist of:
Paid in capital		$ 38,916,932
Undistributed net investment income		33,062
Accumulated undistributed net realized gain (loss) on investments		(747,701)
Net unrealized appreciation (depreciation) on investments		(3,259,934)
Net Assets, for 3,778,418 shares outstanding		$ 34,942,359
Net Asset Value, offering price and redemption price per share ($34,942,359 ÷ 3,778,418 shares)		$ 9.25

Statement of Operations

For the period April 19, 2007 (commencement of operations) to February 29, 2008

Investment Income
Dividends		$ 310,884
Interest		3,962
Income from Fidelity Central Funds		17,296
Total income		332,142

Expenses
Management fee	$ 46,296
Transfer agent fees	37,357
Independent trustees' compensation	28,433
Total expenses before reductions	112,086
Expense reductions	(67)	112,019
Net investment income (loss)		220,123
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(736,903)
Futures contracts	(10,798)
Total net realized gain (loss)		(747,701)
Change in net unrealized appreciation (depreciation) on investment securities		(3,259,934)
Net gain (loss)		(4,007,635)
Net increase (decrease) in net assets resulting from operations		$ (3,787,512)

Annual Report

See accompanying notes which are an integral part of the financial statements.

Fidelity Large Cap Growth Enhanced Index Fund
Financial Statements - continued

Statement of Changes in Net Assets

For the period April 19, 2007 (commencement of operations) to February 29, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 220,123
Net realized gain (loss)	(747,701)
Change in net unrealized appreciation (depreciation)	(3,259,934)
Net increase (decrease) in net assets resulting from operations	(3,787,512)
Distributions to shareholders from net investment income	(187,061)
Share transactions Proceeds from sales of shares	52,976,622
Reinvestment of distributions	176,444
Cost of shares redeemed	(14,236,134)
Net increase (decrease) in net assets resulting from share transactions	38,916,932
Total increase (decrease) in net assets	34,942,359

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $33,062)	$ 34,942,359
Other Information Shares
Sold	5,174,309
Issued in reinvestment of distributions	17,081
Redeemed	(1,412,972)
Net increase (decrease)	3,778,418

Financial Highlights

Year ended February 29, 2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.08
Net realized and unrealized gain (loss)	(.78)
Total from investment operations	(.70)
Distributions from net investment income	(.05)
Net asset value, end of period	$ 9.25
Total Return B, C	(7.05)%
Ratios to Average Net Assets E, H
Expenses before reductions	.45% A
Expenses net of fee waivers, if any	.45%A
Expenses net of all reductions	.45%A
Net investment income (loss)	.89%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 34,942
Portfolio turnover rate F	36%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period April 19, 2007 (commencement of operations) to February 29, 2008.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

Annual Report

See accompanying notes which are an integral part of the financial statements.

Fidelity Large Cap Value Enhanced Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity a fund's total returns will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns take Fidelity Large Cap Value Enhanced Index Fund's cumulative total return and show you what would have happened if Fidelity Large Cap Value Enhanced Index Fund shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Large Cap Value Enhanced Index Fund on April 19, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Russell 1000 Value Index performed over the same period.

Annual Report

Fidelity Large Cap Value Enhanced Index Fund

Management's Discussion of Fund Performance

Comments from Jeffrey Adams, who oversees the Fidelity® Large Cap Value Enhanced Index Fund's investment management team as Head of Indexing for Geode Capital Management, LLC

It was a winter of discontent for U.S. equity investors, as a credit freeze led to subzero returns for many stock market benchmarks during the 12-month period ending February 29, 2008. In addition to the subprime mortgage market crisis, which severely constrained the availability of credit, a flurry of other issues afflicted investor sentiment - particularly in the final three months of the period - including a major housing market slowdown, rising inflation, a potential recession and oil prices that topped $100 per barrel. The Federal Reserve Board aggressively intervened in an effort to ease the credit crunch, slashing the federal funds target rate five times since September. Despite the central bank's efforts, the Standard & Poor's 500SM Index fell 3.60% for the year overall and lost nearly 10% in the December-February time frame alone. The bellwether, blue-chip Dow Jones Industrial AverageSM managed a modest increase of 2.32% over the past 12 months, but the small-cap-oriented Russell 2000® Index declined 12.44%. Elsewhere, the technology-heavy NASDAQ Composite® Index fell 5.34%.

For the period between the fund's inception date of April 19, 2007, and February 29, 2008, the fund declined 12.00%, slightly ahead of the 12.11% loss of the Russell 1000® Value Index. Relative to the Russell index, stock selection in the materials and information technology sectors was helpful, while stock selection within consumer discretionary also contributed. On the negative side, weak stock selection in energy, industrials and, within health care, the pharmaceuticals/biotechnology/life science group detracted. Looking at individual holdings, two out-of-benchmark positions in fertilizer manufacturers - CF Industries Holdings and Terra Industries - performed very well. As strong worldwide demand for food led to higher fertilizer prices, both companies saw much higher earnings. Rising oil and natural gas prices helped a number of energy stocks, including oil and gas producer Occidental Petroleum. In materials, mining company Freeport-McMoRan Copper & Gold benefited from strong commodity prices as well as an acquisition that significantly increased the company's production capabilities. In contrast, an out-of-benchmark stake in residential mortgage lender Thornburg Mortgage detracted. The company lost significant value on negative sentiment about the mortgage lending business, as well as on concerns about the company's liquidity. An underweighting in energy producer Apache hurt, as this company benefited as well from strong oil and natural gas prices. Semiconductor maker Integrated Device Technology fell after issuing a sluggish earnings report. The company also lowered its earnings outlook. Drug maker King Pharmaceuticals fell in response to worries about the loss of patent protection on a key blood pressure drug, as well as increased competition in several other important markets. At period end, Thornburg Mortgage and Integrated Device Technology were no longer in the portfolio.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Large Cap Value Enhanced Index Fund

Investment Changes

Top Ten Stocks as of February 29, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	6.3	5.4
General Electric Co.	4.4	4.7
AT&T, Inc.	3.4	3.4
Chevron Corp.	3.3	3.0
Bank of America Corp.	2.8	3.2
Pfizer, Inc.	2.7	2.1
JPMorgan Chase & Co.	2.3	2.4
Verizon Communications, Inc.	2.0	2.1
ConocoPhillips	2.0	1.7
Procter & Gamble Co.	1.8	1.7
	31.0
Market Sectors as of February 29, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	27.4	31.0
Energy	17.4	14.3
Industrials	11.0	10.5
Consumer Staples	8.9	7.1
Health Care	7.6	7.5
Consumer Discretionary	6.7	6.9
Utilities	6.1	5.2
Telecommunication Services	6.1	6.8
Materials	5.3	4.0
Information Technology	2.7	4.1

Annual Report

Fidelity Large Cap Value Enhanced Index Fund

Investments February 29, 2008

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
CONSUMER DISCRETIONARY - 6.7%
Diversified Consumer Services - 0.3%
Weight Watchers International, Inc.	1,342	$ 63,074
Hotels, Restaurants & Leisure - 1.5%
Darden Restaurants, Inc.	1,436	44,272
McDonald's Corp.	5,904	319,465
		363,737
Household Durables - 0.1%
Black & Decker Corp.	511	35,141
Media - 3.5%
CBS Corp. Class B	6,266	142,990
Comcast Corp. Class A	1,163	22,725
Meredith Corp.	1,829	79,287
News Corp. Class A	2,655	48,879
Omnicom Group, Inc.	2,189	97,783
Regal Entertainment Group Class A	2,478	48,891
The Walt Disney Co.	8,114	262,975
Time Warner, Inc.	9,659	150,777
		854,307
Multiline Retail - 0.3%
Big Lots, Inc. (a)	4,242	71,478
Specialty Retail - 1.0%
Barnes & Noble, Inc.	1,236	34,756
Gap, Inc.	8,776	177,012
Home Depot, Inc.	1,018	27,028
		238,796
TOTAL CONSUMER DISCRETIONARY		1,626,533
CONSUMER STAPLES - 8.9%
Beverages - 0.7%
Pepsi Bottling Group, Inc.	269	9,149
The Coca-Cola Co.	2,636	154,101
		163,250
Food & Staples Retailing - 2.4%
BJ's Wholesale Club, Inc. (a)	3,657	115,415
Costco Wholesale Corp.	450	27,864
CVS Caremark Corp.	2,514	101,515
Kroger Co.	5,068	122,899
Safeway, Inc.	4,749	136,486
Wal-Mart Stores, Inc.	1,646	81,625
		585,804
Food Products - 2.1%
Archer Daniels Midland Co.	1,250	56,375
General Mills, Inc.	2,988	167,298
Kraft Foods, Inc. Class A	5,612	174,926
The J.M. Smucker Co.	2,140	109,547
		508,146

	Shares	Value
Household Products - 1.9%
Kimberly-Clark Corp.	282	$ 18,381
Procter & Gamble Co.	6,907	457,105
		475,486
Tobacco - 1.8%
Altria Group, Inc.	3,275	239,534
Reynolds American, Inc.	2,345	149,423
UST, Inc.	1,107	60,099
		449,056
TOTAL CONSUMER STAPLES		2,181,742
ENERGY - 17.4%
Energy Equipment & Services - 1.1%
Global Industries Ltd. (a)	4,770	87,816
Halliburton Co.	3,381	129,492
Tidewater, Inc.	935	52,500
		269,808
Oil, Gas & Consumable Fuels - 16.3%
Anadarko Petroleum Corp.	1,119	71,325
Apache Corp.	815	93,489
Chevron Corp.	9,232	800,045
ConocoPhillips	5,764	476,740
Continental Resources, Inc.	2,494	70,032
Devon Energy Corp.	1,144	117,512
EOG Resources, Inc.	468	55,687
Exxon Mobil Corp.	17,785	1,547,471
Frontline Ltd. (NY Shares)	440	19,862
Marathon Oil Corp.	2,522	134,070
Occidental Petroleum Corp.	4,871	376,869
Valero Energy Corp.	2,092	120,855
W&T Offshore, Inc.	2,783	98,741
		3,982,698
TOTAL ENERGY		4,252,506
FINANCIALS - 27.4%
Capital Markets - 4.2%
Apollo Investment Corp.	2,468	38,254
Bank of New York Mellon Corp.	4,321	189,562
Bear Stearns Companies, Inc.	280	22,361
Goldman Sachs Group, Inc.	1,157	196,262
Knight Capital Group, Inc. Class A (a)	6,409	102,736
Lehman Brothers Holdings, Inc.	2,747	140,070
Merrill Lynch & Co., Inc.	2,446	121,224
Morgan Stanley	4,420	186,170
Northern Trust Corp.	135	9,130
State Street Corp.	250	19,638
		1,025,407
Commercial Banks - 5.0%
BB&T Corp.	2,462	76,642
Comerica, Inc.	492	17,830
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Cullen/Frost Bankers, Inc.	200	$ 10,224
KeyCorp	1,488	32,810
National City Corp.	1,592	25,249
PNC Financial Services Group, Inc.	1,274	78,262
Popular, Inc.	1,000	11,040
Regions Financial Corp.	2,772	58,766
SunTrust Banks, Inc.	713	41,447
U.S. Bancorp, Delaware	6,254	200,253
Wachovia Corp.	8,312	254,513
Webster Financial Corp.	117	3,272
Wells Fargo & Co.	13,997	409,132
		1,219,440
Consumer Finance - 0.8%
Capital One Financial Corp.	1,530	70,426
Discover Financial Services	8,809	132,928
		203,354
Diversified Financial Services - 6.9%
Bank of America Corp.	17,054	677,726
Citigroup, Inc.	18,320	434,367
JPMorgan Chase & Co.	13,804	561,133
		1,673,226
Insurance - 6.6%
ACE Ltd.	961	54,047
Allstate Corp.	1,308	62,431
American International Group, Inc.	7,473	350,185
Arch Capital Group Ltd. (a)	518	35,473
Aspen Insurance Holdings Ltd.	4,556	131,851
Axis Capital Holdings Ltd.	2,707	99,807
Genworth Financial, Inc. Class A (non-vtg.)	1,622	37,598
Hartford Financial Services Group, Inc.	703	49,140
HCC Insurance Holdings, Inc.	3,309	79,615
MetLife, Inc.	1,432	83,428
Nationwide Financial Services, Inc. Class A (sub. vtg.)	1,244	51,315
Phoenix Companies, Inc.	2,013	22,908
Platinum Underwriters Holdings Ltd.	1,495	51,578
Prudential Financial, Inc.	797	58,157
Reinsurance Group of America, Inc.	1,993	109,037
The Chubb Corp.	1,544	78,590
The Travelers Companies, Inc.	2,941	136,492
W.R. Berkley Corp.	3,528	101,571
XL Capital Ltd. Class A	631	22,754
		1,615,977
Real Estate Investment Trusts - 2.9%
AMB Property Corp. (SBI)	1,259	63,177
Annaly Capital Management, Inc.	7,718	159,685
Colonial Properties Trust (SBI)	4,515	109,985
Equity Residential (SBI)	744	28,406
HCP, Inc.	803	23,432

	Shares	Value
Hospitality Properties Trust (SBI)	2,724	$ 98,963
Host Hotels & Resorts, Inc.	1,844	29,854
iStar Financial, Inc.	500	9,855
ProLogis Trust	925	49,839
Rayonier, Inc.	2,007	85,398
Vornado Realty Trust	484	40,443
		699,037
Real Estate Management & Development - 0.3%
Jones Lang LaSalle, Inc.	1,004	76,696
Thrifts & Mortgage Finance - 0.7%
Countrywide Financial Corp.	1,842	11,623
Fannie Mae	3,416	94,452
Hudson City Bancorp, Inc.	1,079	17,124
Washington Mutual, Inc.	2,364	34,987
		158,186
TOTAL FINANCIALS		6,671,323
HEALTH CARE - 7.6%
Biotechnology - 0.3%
Biogen Idec, Inc. (a)	1,102	64,313
Health Care Providers & Services - 1.5%
Humana, Inc. (a)	1,845	126,069
UnitedHealth Group, Inc.	1,966	91,380
WellPoint, Inc. (a)	2,098	147,028
		364,477
Pharmaceuticals - 5.8%
Eli Lilly & Co.	2,813	140,706
Johnson & Johnson	6,621	410,237
King Pharmaceuticals, Inc. (a)	11,354	120,352
Merck & Co., Inc.	548	24,276
Pfizer, Inc.	29,882	665,771
Wyeth	1,252	54,612
		1,415,954
TOTAL HEALTH CARE		1,844,744
INDUSTRIALS - 11.0%
Aerospace & Defense - 2.9%
General Dynamics Corp.	751	61,469
Honeywell International, Inc.	1,620	93,215
Lockheed Martin Corp.	1,158	119,506
Northrop Grumman Corp.	737	57,936
Raytheon Co.	2,821	182,914
The Boeing Co.	1,144	94,712
United Technologies Corp.	1,381	97,374
		707,126
Commercial Services & Supplies - 0.7%
Allied Waste Industries, Inc. (a)	10,462	108,177
Herman Miller, Inc.	2,464	73,501
		181,678
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - 0.5%
KBR, Inc. (a)	3,675	$ 122,488
Electrical Equipment - 0.4%
Thomas & Betts Corp. (a)	2,151	86,363
Industrial Conglomerates - 4.6%
General Electric Co.	32,844	1,088,450
Tyco International Ltd.	1,083	43,385
		1,131,835
Machinery - 1.4%
Deere & Co.	1,003	85,466
Eaton Corp.	1,830	147,553
Gardner Denver, Inc. (a)	3,168	116,931
		349,950
Road & Rail - 0.3%
CSX Corp.	1,340	65,017
Trading Companies & Distributors - 0.2%
W.W. Grainger, Inc.	560	41,250
TOTAL INDUSTRIALS		2,685,707
INFORMATION TECHNOLOGY - 2.7%
Communications Equipment - 0.2%
ADC Telecommunications, Inc. (a)	4,263	58,275
Computers & Peripherals - 1.7%
Hewlett-Packard Co.	2,859	136,574
International Business Machines Corp.	1,868	212,690
NCR Corp. (a)	1,523	33,750
Western Digital Corp. (a)	968	29,882
		412,896
Electronic Equipment & Instruments - 0.6%
Avnet, Inc. (a)	2,430	81,915
Tyco Electronics Ltd.	1,829	60,174
		142,089
IT Services - 0.2%
The Western Union Co.	2,230	46,384
TOTAL INFORMATION TECHNOLOGY		659,644
MATERIALS - 5.3%
Chemicals - 3.3%
Celanese Corp. Class A	3,432	133,505
CF Industries Holdings, Inc.	1,143	139,537
Dow Chemical Co.	2,806	105,758
E.I. du Pont de Nemours & Co.	2,882	133,782
H.B. Fuller Co.	4,041	91,933
Lubrizol Corp.	2,096	122,197
Terra Industries, Inc. (a)	1,960	88,612
		815,324

	Shares	Value
Containers & Packaging - 0.3%
Pactiv Corp. (a)	3,029	$ 76,694
Metals & Mining - 1.6%
AK Steel Holding Corp.	2,082	109,555
Freeport-McMoRan Copper & Gold, Inc. Class B	963	97,128
Nucor Corp.	814	52,560
Reliance Steel & Aluminum Co.	990	54,905
United States Steel Corp.	591	64,094
		378,242
Paper & Forest Products - 0.1%
International Paper Co.	860	27,262
TOTAL MATERIALS		1,297,522
TELECOMMUNICATION SERVICES - 6.1%
Diversified Telecommunication Services - 5.8%
AT&T, Inc.	23,768	827,839
CenturyTel, Inc.	2,921	105,711
Verizon Communications, Inc.	13,392	486,397
		1,419,947
Wireless Telecommunication Services - 0.3%
Sprint Nextel Corp.	8,036	57,136
TOTAL TELECOMMUNICATION SERVICES		1,477,083
UTILITIES - 6.1%
Electric Utilities - 3.0%
American Electric Power Co., Inc.	1,506	61,626
DPL, Inc.	1,382	35,255
Duke Energy Corp.	6,634	116,360
Edison International	3,313	163,662
Entergy Corp.	364	37,397
FirstEnergy Corp.	939	63,467
FPL Group, Inc.	1,453	87,601
Portland General Electric Co.	4,161	97,076
Southern Co.	2,151	74,274
		736,718
Gas Utilities - 0.6%
Energen Corp.	2,277	136,620
Multi-Utilities - 2.5%
Alliant Energy Corp.	2,171	75,421
Dominion Resources, Inc.	3,515	140,389
MDU Resources Group, Inc.	4,231	111,106
Public Service Enterprise Group, Inc.	3,394	149,675
Sempra Energy	2,656	141,113
		617,704
TOTAL UTILITIES		1,491,042
TOTAL COMMON STOCKS (Cost $27,187,713)		24,187,846
Investment Companies - 0.5%
	Shares	Value
iShares Russell 1000 Value Index Fund (Cost $113,389)	1,535	$ 113,621
Money Market Funds - 0.5%

Dreyfus Cash Management Fund 3.59% (b) (Cost $117,475)	117,475	117,475
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $27,418,577)		24,418,942
NET OTHER ASSETS - (0.2)%		(39,465)
NET ASSETS - 100%		$ 24,379,477
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 9,305
Income Tax Information
At February 29, 2008, the fund had a capital loss carryforward of approximately $514,035 all of which will expire on February 29, 2016.
The fund intends to elect to defer to its fiscal year ending February 28, 2009 approximately $266,294 of losses recognized during the period November 1, 2007 to February 29, 2008.

Annual Report

See accompanying notes which are an integral part of the financial statements.

Fidelity Large Cap Value Enhanced Index Fund

Financial Statements

Statement of Assets and Liabilities

	February 29, 2008

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $27,418,577)		$ 24,418,942
Cash		648
Receivable for investments sold		1,430,673
Receivable for fund shares sold		164,235
Dividends receivable		65,710
Interest receivable		487
Total assets		26,080,695

Liabilities
Payable for investments purchased	$ 1,679,755
Payable for fund shares redeemed	12,571
Accrued management fee	5,951
Other affiliated payables	2,941
Total liabilities		1,701,218

Net Assets		$ 24,379,477
Net Assets consist of:
Paid in capital		$ 28,133,864
Undistributed net investment income		73,019
Accumulated undistributed net realized gain (loss) on investments		(827,771)
Net unrealized appreciation (depreciation) on investments		(2,999,635)
Net Assets, for 2,807,182 shares outstanding		$ 24,379,477
Net Asset Value, offering price and redemption price per share ($24,379,477 ÷ 2,807,182 shares)		$ 8.68

Statement of Operations

For the period April 19, 2007 (commencement of operations) to February 29, 2008

Investment Income
Dividends		$ 462,858
Interest		4,067
Income from Fidelity Central Funds		9,305
Total income		476,230

Expenses
Management fee	$ 29,170
Transfer agent fees	27,766
Independent trustees' compensation	26,377
Total expenses before reductions	83,313
Expense reductions	(15)	83,298
Net investment income (loss)		392,932
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(821,066)
Futures contracts	(5,956)
Total net realized gain (loss)		(827,022)
Change in net unrealized appreciation (depreciation) on investment securities		(2,999,635)
Net gain (loss)		(3,826,657)
Net increase (decrease) in net assets resulting from operations		$ (3,433,725)

Annual Report

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period April 19, 2007 (commencement of operations) to February 29, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 392,932
Net realized gain (loss)	(827,022)
Change in net unrealized appreciation (depreciation)	(2,999,635)
Net increase (decrease) in net assets resulting from operations	(3,433,725)
Distributions to shareholders from net investment income	(320,661)
Share transactions Proceeds from sales of shares	39,722,635
Reinvestment of distributions	307,682
Cost of shares redeemed	(11,896,454)
Net increase (decrease) in net assets resulting from share transactions	28,133,863
Total increase (decrease) in net assets	24,379,477

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $73,019)	$ 24,379,477
Other Information Shares
Sold	3,987,621
Issued in reinvestment of distributions	32,593
Redeemed	(1,213,032)
Net increase (decrease)	2,807,182

Financial Highlights

Year ended February 29, 2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.18
Net realized and unrealized gain (loss)	(1.37)
Total from investment operations	(1.19)
Distributions from net investment income	(.13)
Net asset value, end of period	$ 8.68
Total Return B, C	(12.00)%
Ratios to Average Net Assets E, H
Expenses before reductions	.45% A
Expenses net of fee waivers, if any	.45%A
Expenses net of all reductions	.45%A
Net investment income (loss)	2.12%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 24,379
Portfolio turnover rate F	65%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period April 19, 2007 (commencement of operations) to February 29, 2008.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

Annual Report

See accompanying notes which are an integral part of the financial statements.

Fidelity Large Cap Core Enhanced Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity a fund's total returns will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns take Fidelity Large Cap Core Enhanced Index Fund's cumulative total return and show you what would have happened if Fidelity Large Cap Core Enhanced Index Fund shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Large Cap Core Enhanced Index Fund on April 19, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Standard & Poor's 500SM (S&P 500®) Index performed over the same period.

Annual Report

Fidelity Large Cap Core Enhanced Index Fund

Management's Discussion of Fund Performance

Comments from Jeffrey Adams, who oversees the Fidelity® Large Cap Core Enhanced Index Fund's investment management team as Head of Indexing for Geode Capital Management, LLC

It was a winter of discontent for U.S. equity investors, as a credit freeze led to subzero returns for many stock market benchmarks during the 12-month period ending February 29, 2008. In addition to the subprime mortgage market crisis, which severely constrained the availability of credit, a flurry of other issues afflicted investor sentiment - particularly in the final three months of the period - including a major housing market slowdown, rising inflation, a potential recession and oil prices that topped $100 per barrel. The Federal Reserve Board aggressively intervened in an effort to ease the credit crunch, slashing the federal funds target rate five times since September. Despite the central bank's efforts, the Standard & Poor's 500SM Index fell 3.60% for the year overall and lost nearly 10% in the December-February time frame alone. The bellwether, blue-chip Dow Jones Industrial AverageSM managed a modest increase of 2.32% over the past 12 months, but the small-cap-oriented Russell 2000® Index declined 12.44%. Elsewhere, the technology-heavy NASDAQ Composite® Index fell 5.34%.

For the period between the fund's inception date of April 19, 2007, and February 29, 2008, the fund declined 7.59%, ahead of the -7.96% return for the S&P 500® index. Relative to the benchmark, stock selection in materials and information technology was helpful, while within financials, good stock picks and an underweighting in banks made up for negative security selection among diversified financials. However, weak stock selection in energy and food/staples retailing within consumer staples detracted. Looking at individual holdings, agricultural products company Monsanto rose in part on the strong worldwide demand for food and biofuels. Rising oil and natural gas prices helped a number of energy-related companies, including National Oilwell Varco and Occidental Petroleum. An out-of-benchmark position in MasterCard also was helpful. In contrast, drug maker King Pharmaceuticals - which was sold from the fund before period end - fell in response to worries about the loss of patent protection on a key blood pressure drug, while in technology, an out-of-benchmark stake in semiconductor-design software maker Cadence Design Systems hurt. Cadence's revenues lagged analysts' expectations, and the company lowered its earnings forecast because of a weak business environment for semiconductor stocks. Closeout retailer Big Lots fell after it announced likely disappointing holiday-related sales. Check printer Deluxe, an out-of-benchmark holding, reported lower quarterly profits and warned of lower-than-anticipated first-quarter earnings.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Large Cap Core Enhanced Index Fund

Investment Changes

Top Ten Stocks as of February 29, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	4.4	3.8
General Electric Co.	2.8	2.8
Microsoft Corp.	2.2	2.0
Chevron Corp.	2.1	1.8
International Business Machines Corp.	1.9	1.7
AT&T, Inc.	1.8	1.8
Procter & Gamble Co.	1.8	1.5
Cisco Systems, Inc.	1.6	1.8
Hewlett-Packard Co.	1.5	1.4
Pfizer, Inc.	1.5	1.5
	21.6
Market Sectors as of February 29, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	15.8	16.3
Financials	15.4	18.3
Energy	13.5	11.5
Health Care	12.6	12.3
Consumer Staples	11.8	9.0
Industrials	11.6	11.4
Consumer Discretionary	7.6	8.6
Materials	3.8	3.0
Telecommunication Services	3.7	4.0
Utilities	2.5	2.4

Annual Report

Fidelity Large Cap Core Enhanced Index Fund

Investments February 29, 2008

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
CONSUMER DISCRETIONARY - 7.6%
Automobiles - 0.1%
Ford Motor Co. (a)	138,706	$ 905,750
Diversified Consumer Services - 0.5%
Apollo Group, Inc. Class A (non-vtg.) (a)	39,645	2,433,410
Sotheby's Class A (ltd. vtg.)	44,774	1,509,779
		3,943,189
Hotels, Restaurants & Leisure - 1.4%
Darden Restaurants, Inc.	87,451	2,696,114
McDonald's Corp.	161,272	8,726,428
		11,422,542
Internet & Catalog Retail - 0.2%
Amazon.com, Inc. (a)	20,997	1,353,677
Media - 3.3%
Comcast Corp. Class A	117,546	2,296,849
News Corp. Class A	153,845	2,832,286
Omnicom Group, Inc.	92,783	4,144,617
Regal Entertainment Group Class A	128,674	2,538,738
The Walt Disney Co.	251,396	8,147,744
Time Warner, Inc.	103,631	1,617,680
Viacom, Inc. Class B (non-vtg.) (a)	156,790	6,232,403
		27,810,317
Multiline Retail - 0.4%
Big Lots, Inc. (a)	113,133	1,906,291
Family Dollar Stores, Inc.	36,116	691,621
Target Corp.	20,450	1,075,875
		3,673,787
Specialty Retail - 1.3%
Gap, Inc.	191,687	3,866,327
Home Depot, Inc.	79,376	2,107,433
Lowe's Companies, Inc.	34,174	819,151
RadioShack Corp.	108,528	1,893,814
Sherwin-Williams Co.	51,306	2,656,625
		11,343,350
Textiles, Apparel & Luxury Goods - 0.4%
NIKE, Inc. Class B	51,520	3,101,504
TOTAL CONSUMER DISCRETIONARY		63,554,116
CONSUMER STAPLES - 11.8%
Beverages - 2.5%
Anheuser-Busch Companies, Inc.	56,472	2,659,266
PepsiCo, Inc.	114,991	7,998,774
The Coca-Cola Co.	177,654	10,385,653
		21,043,693
Food & Staples Retailing - 3.6%
BJ's Wholesale Club, Inc. (a)	117,516	3,708,805
Costco Wholesale Corp.	31,485	1,949,551
CVS Caremark Corp.	106,361	4,294,857
Kroger Co.	182,197	4,418,277

	Shares	Value
Safeway, Inc.	63,780	$ 1,833,037
Sysco Corp.	79,893	2,241,798
Wal-Mart Stores, Inc.	178,462	8,849,931
Walgreen Co.	67,561	2,466,652
		29,762,908
Food Products - 1.3%
General Mills, Inc.	89,471	5,009,481
Kraft Foods, Inc. Class A	107,708	3,357,258
The J.M. Smucker Co.	39,617	2,027,994
		10,394,733
Household Products - 2.3%
Colgate-Palmolive Co.	36,405	2,770,056
Kimberly-Clark Corp.	31,536	2,055,516
Procter & Gamble Co.	220,219	14,574,093
		19,399,665
Tobacco - 2.1%
Altria Group, Inc.	144,678	10,581,749
Reynolds American, Inc.	72,201	4,600,648
UST, Inc.	48,406	2,627,962
		17,810,359
TOTAL CONSUMER STAPLES		98,411,358
ENERGY - 13.5%
Energy Equipment & Services - 3.0%
Grant Prideco, Inc. (a)	32,381	1,634,269
Halliburton Co.	181,812	6,963,400
National Oilwell Varco, Inc. (a)	72,201	4,498,122
Schlumberger Ltd. (NY Shares)	82,823	7,160,048
Tidewater, Inc.	23,894	1,341,648
Transocean, Inc. (a)	24,371	3,424,369
		25,021,856
Oil, Gas & Consumable Fuels - 10.5%
Anadarko Petroleum Corp.	38,761	2,470,626
Apache Corp.	11,436	1,311,824
Chevron Corp.	198,385	17,192,044
ConocoPhillips	115,144	9,523,560
Continental Resources, Inc.	57,555	1,616,144
Devon Energy Corp.	14,557	1,495,295
Exxon Mobil Corp.	419,560	36,505,918
Marathon Oil Corp.	49,867	2,650,930
Occidental Petroleum Corp.	126,942	9,821,503
Valero Energy Corp.	92,360	5,335,637
		87,923,481
TOTAL ENERGY		112,945,337
FINANCIALS - 15.4%
Capital Markets - 3.1%
Apollo Investment Corp.	99,852	1,547,706
Bank of New York Mellon Corp.	80,908	3,549,434
Goldman Sachs Group, Inc.	40,703	6,904,450
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Lehman Brothers Holdings, Inc.	86,041	$ 4,387,231
Merrill Lynch & Co., Inc.	58,379	2,893,263
Morgan Stanley	87,096	3,668,484
Northern Trust Corp.	13,990	946,144
State Street Corp.	27,992	2,198,772
		26,095,484
Commercial Banks - 2.4%
BB&T Corp.	39,502	1,229,697
Comerica, Inc.	8,377	303,582
KeyCorp	28,085	619,274
PNC Financial Services Group, Inc.	25,746	1,581,577
Regions Financial Corp.	37,625	797,650
SunTrust Banks, Inc.	15,172	881,948
U.S. Bancorp, Delaware	113,865	3,645,957
Wachovia Corp.	134,493	4,118,176
Wells Fargo & Co.	243,920	7,129,782
		20,307,643
Consumer Finance - 0.7%
American Express Co.	84,616	3,579,257
Capital One Financial Corp.	28,072	1,292,154
Discover Financial Services	56,111	846,715
		5,718,126
Diversified Financial Services - 3.9%
Bank of America Corp.	313,598	12,462,385
Citigroup, Inc.	359,210	8,516,869
JPMorgan Chase & Co.	273,966	11,136,718
		32,115,972
Insurance - 4.3%
ACE Ltd.	51,400	2,890,736
AFLAC, Inc.	34,991	2,183,788
American International Group, Inc.	138,697	6,499,341
Arch Capital Group Ltd. (a)	42,016	2,877,256
Hartford Financial Services Group, Inc.	34,765	2,430,074
MetLife, Inc.	52,789	3,075,487
Nationwide Financial Services, Inc. Class A (sub. vtg.)	34,908	1,439,955
Principal Financial Group, Inc.	17,492	966,083
Prudential Financial, Inc.	16,360	1,193,789
The Chubb Corp.	93,964	4,782,768
The Travelers Companies, Inc.	60,714	2,817,737
W.R. Berkley Corp.	103,971	2,993,325
XL Capital Ltd. Class A	37,554	1,354,197
		35,504,536
Real Estate Investment Trusts - 0.4%
Annaly Capital Management, Inc.	58,777	1,216,096
ProLogis Trust	43,756	2,357,573
		3,573,669

	Shares	Value
Real Estate Management & Development - 0.3%
CB Richard Ellis Group, Inc. Class A (a)	61,435	$ 1,232,386
Jones Lang LaSalle, Inc.	18,225	1,392,208
		2,624,594
Thrifts & Mortgage Finance - 0.3%
Fannie Mae	60,302	1,667,350
Freddie Mac	12,784	321,901
Washington Mutual, Inc.	17,967	265,912
		2,255,163
TOTAL FINANCIALS		128,195,187
HEALTH CARE - 12.6%
Biotechnology - 0.6%
Amgen, Inc. (a)	57,114	2,599,829
Gilead Sciences, Inc. (a)	53,606	2,536,636
		5,136,465
Health Care Equipment & Supplies - 1.2%
Baxter International, Inc.	115,098	6,793,084
Kinetic Concepts, Inc. (a)	25,611	1,316,149
Medtronic, Inc.	32,473	1,602,867
		9,712,100
Health Care Providers & Services - 3.4%
Aetna, Inc.	96,546	4,788,682
Coventry Health Care, Inc. (a)	40,209	2,085,641
Express Scripts, Inc. (a)	74,284	4,390,184
Humana, Inc. (a)	70,454	4,814,122
McKesson Corp.	51,627	3,033,603
UnitedHealth Group, Inc.	79,903	3,713,891
WellPoint, Inc. (a)	80,437	5,637,025
		28,463,148
Life Sciences Tools & Services - 0.7%
Invitrogen Corp. (a)	53,742	4,540,662
Waters Corp. (a)	24,516	1,461,399
		6,002,061
Pharmaceuticals - 6.7%
Abbott Laboratories	94,574	5,064,438
Bristol-Myers Squibb Co.	128,805	2,912,281
Eli Lilly & Co.	132,856	6,645,457
Johnson & Johnson	201,702	12,497,456
Merck & Co., Inc.	180,801	8,009,484
Pfizer, Inc.	566,641	12,624,761
Schering-Plough Corp.	181,781	3,944,648
Warner Chilcott Ltd. (a)	69,266	1,168,517
Wyeth	62,085	2,708,148
		55,575,190
TOTAL HEALTH CARE		104,888,964
INDUSTRIALS - 11.6%
Aerospace & Defense - 4.1%
General Dynamics Corp.	12,171	996,196
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Honeywell International, Inc.	134,336	$ 7,729,693
Lockheed Martin Corp.	63,350	6,537,720
Northrop Grumman Corp.	6,013	472,682
Raytheon Co.	84,299	5,465,947
The Boeing Co.	91,420	7,568,662
United Technologies Corp.	74,278	5,237,342
		34,008,242
Air Freight & Logistics - 0.7%
United Parcel Service, Inc. Class B	80,256	5,637,181
Airlines - 0.1%
SkyWest, Inc.	53,514	1,183,730
Commercial Services & Supplies - 0.5%
Allied Waste Industries, Inc. (a)	298,349	3,084,929
Deluxe Corp.	75,656	1,575,914
		4,660,843
Construction & Engineering - 0.4%
KBR, Inc. (a)	99,415	3,313,502
Electrical Equipment - 0.9%
Emerson Electric Co.	141,045	7,187,653
Industrial Conglomerates - 3.4%
3M Co.	67,018	5,254,211
General Electric Co.	705,249	23,371,952
		28,626,163
Machinery - 1.2%
Caterpillar, Inc.	68,943	4,986,647
Deere & Co.	12,121	1,032,830
Eaton Corp.	31,474	2,537,749
Gardner Denver, Inc. (a)	30,382	1,121,400
		9,678,626
Trading Companies & Distributors - 0.3%
W.W. Grainger, Inc.	33,169	2,443,229
TOTAL INDUSTRIALS		96,739,169
INFORMATION TECHNOLOGY - 15.8%
Communications Equipment - 2.0%
Cisco Systems, Inc. (a)	530,565	12,929,869
QUALCOMM, Inc.	84,215	3,568,190
		16,498,059
Computers & Peripherals - 5.1%
Apple, Inc. (a)	77,548	9,695,051
Dell, Inc. (a)	108,894	2,161,546
EMC Corp. (a)	68,593	1,065,935
Hewlett-Packard Co.	267,737	12,789,796
International Business Machines Corp.	136,283	15,517,182
NCR Corp. (a)	35,954	796,741
Teradata Corp. (a)	32,927	830,748
		42,856,999

	Shares	Value
Electronic Equipment & Instruments - 0.4%
Mettler-Toledo International, Inc. (a)	19,715	$ 1,926,156
Tyco Electronics Ltd.	38,780	1,275,862
		3,202,018
Internet Software & Services - 1.4%
eBay, Inc. (a)	170,924	4,505,557
Google, Inc. Class A (sub. vtg.) (a)	15,557	7,330,147
		11,835,704
IT Services - 1.0%
MasterCard, Inc. Class A	22,709	4,314,710
The Western Union Co.	183,478	3,816,342
		8,131,052
Office Electronics - 0.2%
Xerox Corp.	103,235	1,517,555
Semiconductors & Semiconductor Equipment - 1.7%
Intel Corp.	398,803	7,956,120
Lam Research Corp. (a)	51,993	2,092,198
National Semiconductor Corp.	91,956	1,514,515
NVIDIA Corp. (a)	34,758	743,474
Texas Instruments, Inc.	82,068	2,458,757
		14,765,064
Software - 4.0%
BMC Software, Inc. (a)	138,651	4,475,654
Cadence Design Systems, Inc. (a)	132,661	1,408,860
McAfee, Inc. (a)	40,171	1,336,489
Microsoft Corp.	662,565	18,035,019
Oracle Corp. (a)	433,433	8,148,540
		33,404,562
TOTAL INFORMATION TECHNOLOGY		132,211,013
MATERIALS - 3.8%
Chemicals - 2.2%
Celanese Corp. Class A	114,786	4,465,175
Dow Chemical Co.	33,832	1,275,128
Lubrizol Corp.	60,511	3,527,791
Monsanto Co.	76,417	8,839,919
		18,108,013
Metals & Mining - 1.6%
Freeport-McMoRan Copper & Gold, Inc. Class B	54,244	5,471,050
Nucor Corp.	71,359	4,607,651
United States Steel Corp.	33,054	3,584,706
		13,663,407
TOTAL MATERIALS		31,771,420
TELECOMMUNICATION SERVICES - 3.7%
Diversified Telecommunication Services - 3.5%
AT&T, Inc.	422,688	14,722,223
CenturyTel, Inc.	90,655	3,280,804
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Qwest Communications International, Inc.	169,651	$ 916,115
Verizon Communications, Inc.	284,033	10,316,079
		29,235,221
Wireless Telecommunication Services - 0.2%
Sprint Nextel Corp.	187,157	1,330,686
TOTAL TELECOMMUNICATION SERVICES		30,565,907
UTILITIES - 2.5%
Electric Utilities - 1.1%
American Electric Power Co., Inc.	26,926	1,101,812
Edison International	83,923	4,145,796
FPL Group, Inc.	54,738	3,300,154
Southern Co.	14,650	505,865
		9,053,627
Independent Power Producers & Energy Traders - 0.2%
Mirant Corp. (a)	62,365	2,307,505
Multi-Utilities - 1.2%
Dominion Resources, Inc.	66,586	2,659,445
Public Service Enterprise Group, Inc.	79,992	3,527,647
Sempra Energy	71,224	3,784,131
		9,971,223
TOTAL UTILITIES		21,332,355
TOTAL COMMON STOCKS (Cost $913,456,883)		820,614,826
U.S. Treasury Obligations - 0.3%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 2.2% to 3.21% 3/27/08 (b) (Cost $2,195,107)	$ 2,200,000	2,197,008
Money Market Funds - 1.2%
	Shares	Value
Dreyfus Cash Management Fund 3.59% (c) (Cost $10,162,070)	10,162,070	$ 10,162,070
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $925,814,060)		832,973,904
NET OTHER ASSETS - 0.2%		1,548,880
NET ASSETS - 100%		$ 834,522,784
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
114 S&P 500 E-Mini Index Contracts	March 2008	$ 7,588,410	$ (279,765)
18 S&P 500 Index Contracts	March 2008	5,990,850	(226,015)
TOTAL EQUITY INDEX CONTRACTS		$ 13,579,260	$ (505,780)

The face value of futures purchased as a percentage of net assets - 1.6%
Legend
(a) Non-income producing
(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,048,572.
(c) The rate quoted is the annualized seven-day yield at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 306,347
Fidelity Securities Lending Cash Central Fund	587
Total	$ 306,934
Income Tax Information
At February 29, 2008, the fund had a capital loss carryforward of approximately $391,157 all of which will expire on February 29, 2016.

Annual Report

See accompanying notes which are an integral part of the financial statements.

Fidelity Large Cap Core Enhanced Index Fund

Financial Statements

Statement of Assets and Liabilities

	February 29, 2008

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $925,814,060)		$ 832,973,904
Receivable for fund shares sold		383,227
Dividends receivable		1,809,877
Interest receivable		71,385
Total assets		835,238,393

Liabilities
Payable for fund shares redeemed	$ 54,729
Accrued management fee	207,579
Payable for daily variation on futures contracts	349,548
Other affiliated payables	103,753
Total liabilities		715,609

Net Assets		$ 834,522,784
Net Assets consist of:
Paid in capital		$ 928,472,503
Undistributed net investment income		1,907,189
Accumulated undistributed net realized gain (loss) on investments		(2,510,972)
Net unrealized appreciation (depreciation) on investments		(93,345,936)
Net Assets, for 90,752,566 shares outstanding		$ 834,522,784
Net Asset Value, offering price and redemption price per share ($834,522,784 ÷ 90,752,566 shares)		$ 9.20

Statement of Operations

For the period April 19, 2007 (commencement of operations) to February 29, 2008

Investment Income
Dividends		$ 5,912,081
Interest		327,048
Income from Fidelity Central Funds		306,934
Total income		6,546,063

Expenses
Management fee	$ 803,809
Transfer agent fees	435,837
Independent trustees' compensation	67,879
Total expenses before reductions	1,307,525
Expense reductions	(634)	1,306,891
Net investment income (loss)		5,239,172
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(2,213,169)
Futures contracts	(297,803)
Total net realized gain (loss)		(2,510,972)
Change in net unrealized appreciation (depreciation) on: Investment securities	(92,840,156)
Futures contracts	(505,780)
Total change in net unrealized appreciation (depreciation)		(93,345,936)
Net gain (loss)		(95,856,908)
Net increase (decrease) in net assets resulting from operations		$ (90,617,736)

Annual Report

See accompanying notes which are an integral part of the financial statements.

Fidelity Large Cap Core Enhanced Index Fund
Financial Statements - continued

Statement of Changes in Net Assets

For the period April 19, 2007 (commencement of operations) to February 29, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,239,172
Net realized gain (loss)	(2,510,972)
Change in net unrealized appreciation (depreciation)	(93,345,936)
Net increase (decrease) in net assets resulting from operations	(90,617,736)
Distributions to shareholders from net investment income	(3,331,983)
Share transactions Proceeds from sales of shares	988,996,519
Reinvestment of distributions	3,320,538
Cost of shares redeemed	(63,844,554)
Net increase (decrease) in net assets resulting from share transactions	928,472,503
Total increase (decrease) in net assets	834,522,784

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $1,907,189)	$ 834,522,784
Other Information Shares
Sold	96,918,399
Issued in reinvestment of distributions	326,503
Redeemed	(6,492,336)
Net increase (decrease)	90,752,566

Financial Highlights

Year ended February 29, 2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.15
Net realized and unrealized gain (loss)	(.90)
Total from investment operations	(.75)
Distributions from net investment income	(.05)
Net asset value, end of period	$ 9.20
Total Return B, C	(7.59)%
Ratios to Average Net Assets E, H
Expenses before reductions	.45% A
Expenses net of fee waivers, if any	.45% A
Expenses net of all reductions	.45% A
Net investment income (loss)	1.83%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 834,523
Portfolio turnover rate F	5% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period April 19, 2007 (commencement of operations) to February 29, 2008.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

Annual Report

See accompanying notes which are an integral part of the financial statements.

Fidelity Mid Cap Enhanced Index Fund

Investment Summary

Top Ten Stocks as of February 29, 2008
% of fund's net assets
iShares Russell Midcap Index Fund	2.2
National Oilwell Varco, Inc.	0.9
CSX Corp.	0.9
Yum! Brands, Inc.	0.7
H.J. Heinz Co.	0.7
Allergan, Inc.	0.7
TJX Companies, Inc.	0.7
L-3 Communications Holdings, Inc.	0.7
American Tower Corp. Class A	0.7
Noble Energy, Inc.	0.7
8.9
Market Sectors as of February 29, 2008
% of fund's net assets
Financials	14.7
Industrials	14.4
Information Technology	13.7
Consumer Discretionary	13.0
Energy	10.8
Health Care	9.7
Utilities	6.8
Consumer Staples	6.8
Materials	5.4
Telecommunication Services	2.3

Annual Report

Fidelity Mid Cap Enhanced Index Fund

Investments February 29, 2008

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value
CONSUMER DISCRETIONARY - 13.0%
Auto Components - 0.4%
Autoliv, Inc.	520	$ 25,948
Automobiles - 0.4%
Ford Motor Co. (a)	2,202	14,379
Harley-Davidson, Inc.	216	8,027
Thor Industries, Inc.	116	3,536
		25,942
Diversified Consumer Services - 1.5%
Apollo Group, Inc. Class A (non-vtg.) (a)	550	33,759
DeVry, Inc.	330	14,500
ITT Educational Services, Inc. (a)	256	14,136
Sotheby's Class A (ltd. vtg.)	408	13,758
Weight Watchers International, Inc.	330	15,510
		91,663
Hotels, Restaurants & Leisure - 2.2%
International Game Technology	740	33,411
Starwood Hotels & Resorts Worldwide, Inc.	620	29,345
Tim Hortons, Inc.	652	22,931
Yum! Brands, Inc.	1,291	44,475
		130,162
Household Durables - 0.9%
Blyth, Inc.	269	5,334
Fortune Brands, Inc.	12	780
Lennar Corp. Class A	517	9,621
Mohawk Industries, Inc. (a)	138	9,855
Newell Rubbermaid, Inc.	1,040	23,608
Tempur-Pedic International, Inc.	309	5,383
		54,581
Internet & Catalog Retail - 0.6%
Expedia, Inc. (a)	758	17,381
IAC/InterActiveCorp (a)	788	15,681
Liberty Media Corp. - Interactive Series A (a)	121	1,738
		34,800
Leisure Equipment & Products - 0.6%
Eastman Kodak Co.	495	8,405
Hasbro, Inc.	880	22,678
Polaris Industries, Inc.	50	1,909
		32,992
Media - 2.0%
E.W. Scripps Co. Class A	600	25,062
Interactive Data Corp.	300	8,778
Liberty Global, Inc. Class A (a)	980	36,848
Liberty Media Corp. - Capital Series A (a)	45	5,225
Meredith Corp.	350	15,173
Regal Entertainment Group Class A	530	10,457

	Shares	Value
Scholastic Corp. (a)	260	$ 9,066
XM Satellite Radio Holdings, Inc. Class A (a)	654	7,717
		118,326
Specialty Retail - 3.8%
Abercrombie & Fitch Co. Class A	301	23,337
Aeropostale, Inc. (a)	595	15,982
AutoZone, Inc. (a)	245	28,195
Barnes & Noble, Inc.	459	12,907
Bed Bath & Beyond, Inc. (a)	165	4,676
Gamestop Corp. Class A (a)	420	17,791
Gap, Inc.	1,915	38,626
Sherwin-Williams Co.	402	20,816
Tiffany & Co., Inc.	540	20,326
TJX Companies, Inc.	1,330	42,560
		225,216
Textiles, Apparel & Luxury Goods - 0.6%
Coach, Inc. (a)	630	19,102
VF Corp.	220	16,729
		35,831
TOTAL CONSUMER DISCRETIONARY		775,461
CONSUMER STAPLES - 6.8%
Beverages - 1.1%
Brown-Forman Corp. Class B (non-vtg.)	309	19,705
Coca-Cola Enterprises, Inc.	1,049	25,627
Pepsi Bottling Group, Inc.	564	19,182
		64,514
Food & Staples Retailing - 1.6%
BJ's Wholesale Club, Inc. (a)	455	14,360
Casey's General Stores, Inc.	690	17,285
Longs Drug Stores Corp.	410	19,692
Safeway, Inc.	1,250	35,925
SUPERVALU, Inc.	309	8,111
		95,373
Food Products - 1.8%
Bunge Ltd.	37	4,101
ConAgra Foods, Inc.	100	2,210
Darling International, Inc. (a)	510	7,089
Flowers Foods, Inc.	725	16,429
H.J. Heinz Co.	980	43,228
Hormel Foods Corp.	590	24,107
Sara Lee Corp.	126	1,591
Wm. Wrigley Jr. Co.	151	9,039
		107,794
Household Products - 0.9%
Church & Dwight Co., Inc.	480	25,661
Clorox Co.	426	24,789
Energizer Holdings, Inc. (a)	47	4,363
		54,813
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Personal Products - 0.4%
Avon Products, Inc.	356	$ 13,549
Estee Lauder Companies, Inc. Class A	203	8,644
		22,193
Tobacco - 1.0%
Loews Corp. - Carolina Group	246	18,521
Reynolds American, Inc.	263	16,758
UST, Inc.	512	27,796
		63,075
TOTAL CONSUMER STAPLES		407,762
ENERGY - 10.8%
Energy Equipment & Services - 4.0%
Cameron International Corp. (a)	675	28,674
Dresser-Rand Group, Inc. (a)	440	14,991
ENSCO International, Inc.	550	32,912
FMC Technologies, Inc. (a)	610	34,563
National Oilwell Varco, Inc. (a)	865	53,890
Noble Corp.	87	4,276
Patterson-UTI Energy, Inc.	670	15,899
Pride International, Inc. (a)	692	24,524
Smith International, Inc.	94	5,925
T-3 Energy Services, Inc. (a)	126	6,221
Weatherford International Ltd. (a)	230	15,852
		237,727
Oil, Gas & Consumable Fuels - 6.8%
Chesapeake Energy Corp.	246	11,124
Cimarex Energy Co.	250	13,175
CONSOL Energy, Inc.	422	32,064
Continental Resources, Inc.	810	22,745
El Paso Corp.	980	15,974
Frontier Oil Corp.	640	22,854
Frontline Ltd. (NY Shares)	480	21,667
Hess Corp.	310	28,886
Holly Corp.	370	19,754
Massey Energy Co.	570	21,808
Murphy Oil Corp.	367	29,499
Noble Energy, Inc.	510	39,474
Peabody Energy Corp.	119	6,738
Spectra Energy Corp.	1,010	23,341
Stone Energy Corp. (a)	418	21,218
Sunoco, Inc.	410	25,043
Tesoro Corp.	331	12,293
W&T Offshore, Inc.	571	20,259
Williams Companies, Inc.	450	16,209
		404,125
TOTAL ENERGY		641,852

	Shares	Value
FINANCIALS - 14.7%
Capital Markets - 3.0%
American Capital Strategies Ltd.	728	$ 26,419
Ameriprise Financial, Inc.	645	32,663
BlackRock, Inc. Class A	15	2,899
Federated Investors, Inc. Class B (non-vtg.)	474	19,235
Invesco Ltd.	1,121	28,709
MF Global Ltd.	479	8,406
Northern Trust Corp.	105	7,101
optionsXpress Holdings, Inc.	360	8,338
Raymond James Financial, Inc.	615	13,819
T. Rowe Price Group, Inc.	111	5,609
TD Ameritrade Holding Corp. (a)	1,400	25,620
		178,818
Commercial Banks - 1.8%
Banco Latin Americano de Exporaciones SA (BLADEX) Series E	410	5,510
Comerica, Inc.	331	11,995
KeyCorp	561	12,370
M&T Bank Corp.	255	20,930
Marshall & Ilsley Corp.	770	17,864
Popular, Inc.	2,010	22,190
Wachovia Corp.	220	6,736
Zions Bancorp	193	9,216
		106,811
Diversified Financial Services - 0.5%
CIT Group, Inc.	246	5,466
IntercontinentalExchange, Inc. (a)	20	2,606
NYMEX Holdings, Inc.	15	1,482
The NASDAQ Stock Market, Inc. (a)	510	21,170
		30,724
Insurance - 4.8%
Allied World Assurance Co. Holdings Ltd.	400	17,420
American Financial Group, Inc.	652	16,867
Aon Corp.	96	3,995
Arch Capital Group Ltd. (a)	360	24,653
Aspen Insurance Holdings Ltd.	657	19,014
Assurant, Inc.	384	24,019
Axis Capital Holdings Ltd.	670	24,703
Genworth Financial, Inc. Class A (non-vtg.)	233	5,401
PartnerRe Ltd.	330	25,374
Principal Financial Group, Inc.	153	8,450
RenaissanceRe Holdings Ltd.	256	14,054
Torchmark Corp.	396	23,863
Transatlantic Holdings, Inc.	310	20,894
Unum Group	1,380	31,616
W.R. Berkley Corp.	920	26,487
		286,810
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - 4.6%
AMB Property Corp. (SBI)	440	$ 22,079
Annaly Capital Management, Inc.	1,481	30,642
Duke Realty LP	830	19,024
Hospitality Properties Trust (SBI)	300	10,899
Host Hotels & Resorts, Inc.	826	13,373
Kimco Realty Corp.	291	9,827
Nationwide Health Properties, Inc.	630	19,108
ProLogis Trust	640	34,483
Public Storage	105	8,543
Rayonier, Inc.	475	20,211
Regency Centers Corp.	324	19,229
SL Green Realty Corp.	260	23,790
The Macerich Co.	330	21,120
Vornado Realty Trust	270	22,561
		274,889
TOTAL FINANCIALS		878,052
HEALTH CARE - 9.7%
Biotechnology - 0.6%
Biogen Idec, Inc. (a)	170	9,921
Cubist Pharmaceuticals, Inc. (a)	460	8,372
OSI Pharmaceuticals, Inc. (a)	410	14,740
Regeneron Pharmaceuticals, Inc. (a)	263	5,200
		38,233
Health Care Equipment & Supplies - 2.4%
C.R. Bard, Inc.	327	30,996
DENTSPLY International, Inc.	571	22,292
Edwards Lifesciences Corp. (a)	414	18,055
Kinetic Concepts, Inc. (a)	380	19,528
Masimo Corp.	379	12,151
St. Jude Medical, Inc. (a)	890	38,252
		141,274
Health Care Providers & Services - 3.6%
AMERIGROUP Corp. (a)	530	19,080
AmerisourceBergen Corp.	338	14,101
CIGNA Corp.	740	32,989
Express Scripts, Inc. (a)	600	35,460
Humana, Inc. (a)	560	38,265
Laboratory Corp. of America Holdings (a)	450	34,790
Lincare Holdings, Inc. (a)	675	21,938
Quest Diagnostics, Inc.	437	20,832
		217,455
Health Care Technology - 0.1%
IMS Health, Inc.	227	5,110
Life Sciences Tools & Services - 1.5%
Applera Corp. - Applied Biosystems Group	840	28,316

	Shares	Value
Invitrogen Corp. (a)	280	$ 23,657
Thermo Fisher Scientific, Inc. (a)	270	15,101
Waters Corp. (a)	350	20,864
		87,938
Pharmaceuticals - 1.5%
Allergan, Inc.	723	42,823
Forest Laboratories, Inc. (a)	200	7,954
Perrigo Co.	570	19,049
Warner Chilcott Ltd. (a)	1,240	20,919
		90,745
TOTAL HEALTH CARE		580,755
INDUSTRIALS - 14.4%
Aerospace & Defense - 1.7%
DRS Technologies, Inc.	410	22,997
Goodrich Corp.	233	13,801
L-3 Communications Holdings, Inc.	400	42,516
Precision Castparts Corp.	81	8,942
Rockwell Collins, Inc.	252	14,843
		103,099
Air Freight & Logistics - 0.1%
C.H. Robinson Worldwide, Inc.	138	7,006
Airlines - 0.4%
Continental Airlines, Inc. Class B (a)	570	13,783
Republic Airways Holdings, Inc. (a)	560	10,948
		24,731
Building Products - 1.3%
Apogee Enterprises, Inc.	149	2,293
Lennox International, Inc.	410	15,432
Masco Corp.	1,083	20,241
Trane, Inc.	824	37,121
		75,087
Commercial Services & Supplies - 1.6%
Allied Waste Industries, Inc. (a)	2,370	24,506
Covanta Holding Corp. (a)	735	21,080
Deluxe Corp.	251	5,228
Herman Miller, Inc.	640	19,091
R.R. Donnelley & Sons Co.	746	23,745
		93,650
Construction & Engineering - 1.2%
EMCOR Group, Inc. (a)	775	18,670
Fluor Corp.	15	2,089
Foster Wheeler Ltd. (a)	410	26,835
Jacobs Engineering Group, Inc. (a)	111	8,912
KBR, Inc. (a)	399	13,299
		69,805
Electrical Equipment - 1.8%
Cooper Industries Ltd. Class A	537	22,516
Hubbell, Inc. Class B	363	16,469
Rockwell Automation, Inc.	450	24,620
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
Roper Industries, Inc.	500	$ 28,200
Thomas & Betts Corp. (a)	402	16,140
		107,945
Industrial Conglomerates - 1.5%
McDermott International, Inc. (a)	624	32,585
Textron, Inc.	583	31,581
Walter Industries, Inc.	495	27,042
		91,208
Machinery - 3.2%
AGCO Corp. (a)	379	24,582
Cummins, Inc.	60	3,023
Eaton Corp.	396	31,929
Flowserve Corp.	195	21,236
Joy Global, Inc.	419	27,809
Manitowoc Co., Inc.	484	19,718
PACCAR, Inc.	264	11,452
Pall Corp.	571	22,480
Parker Hannifin Corp.	466	30,118
		192,347
Road & Rail - 1.3%
CSX Corp.	1,110	53,857
Kansas City Southern (a)	571	20,442
		74,299
Trading Companies & Distributors - 0.3%
W.W. Grainger, Inc.	259	19,078
TOTAL INDUSTRIALS		858,255
INFORMATION TECHNOLOGY - 13.7%
Communications Equipment - 1.0%
ADC Telecommunications, Inc. (a)	769	10,512
Harris Corp.	390	19,044
Juniper Networks, Inc. (a)	1,040	27,893
		57,449
Computers & Peripherals - 2.0%
Lexmark International, Inc. Class A (a)	730	24,112
Network Appliance, Inc. (a)	1,167	25,231
Seagate Technology	1,595	34,404
Teradata Corp. (a)	870	21,950
Western Digital Corp. (a)	460	14,200
		119,897
Electronic Equipment & Instruments - 1.0%
Agilent Technologies, Inc. (a)	770	23,570
Arrow Electronics, Inc. (a)	554	18,066
Avnet, Inc. (a)	110	3,708
Mettler-Toledo International, Inc. (a)	170	16,609
		61,953
IT Services - 2.3%
Alliance Data Systems Corp. (a)	390	19,746

	Shares	Value
Computer Sciences Corp. (a)	31	$ 1,347
Electronic Data Systems Corp.	1,503	26,032
Fiserv, Inc. (a)	530	27,889
Hewitt Associates, Inc. Class A (a)	660	26,044
Mastercard, Inc. Class A	90	17,100
Paychex, Inc.	90	2,831
SAIC, Inc. (a)	770	14,676
		135,665
Office Electronics - 0.6%
Xerox Corp.	2,413	35,471
Semiconductors & Semiconductor Equipment - 2.9%
Altera Corp.	1,540	26,349
Broadcom Corp. Class A (a)	1,139	21,538
Linear Technology Corp.	850	23,554
MEMC Electronic Materials, Inc. (a)	375	28,605
Microchip Technology, Inc.	816	25,116
NVIDIA Corp. (a)	1,259	26,930
RF Micro Devices, Inc. (a)	2,338	7,365
Xilinx, Inc.	490	10,956
		170,413
Software - 3.9%
Autodesk, Inc. (a)	652	20,271
BEA Systems, Inc. (a)	164	3,127
BMC Software, Inc. (a)	860	27,761
CA, Inc.	1,410	32,261
Compuware Corp. (a)	2,705	21,532
Electronic Arts, Inc. (a)	167	7,897
Intuit, Inc. (a)	979	26,002
Jack Henry & Associates, Inc.	537	12,636
Net 1 UEPS Technologies, Inc. (a)	530	15,423
Novell, Inc. (a)	2,798	20,845
Salesforce.com, Inc. (a)	405	24,187
Synopsys, Inc. (a)	990	22,978
		234,920
TOTAL INFORMATION TECHNOLOGY		815,768
MATERIALS - 5.4%
Chemicals - 2.4%
Air Products & Chemicals, Inc.	170	15,526
Celanese Corp. Class A	640	24,896
Eastman Chemical Co.	450	29,615
Lubrizol Corp.	361	21,046
PPG Industries, Inc.	20	1,240
Sigma Aldrich Corp.	410	22,558
Terra Industries, Inc. (a)	138	6,239
The Mosaic Co. (a)	170	18,921
		140,041
Containers & Packaging - 1.2%
Owens-Illinois, Inc. (a)	640	36,128
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Containers & Packaging - continued
Packaging Corp. of America	723	$ 16,477
Sonoco Products Co.	630	17,747
		70,352
Metals & Mining - 1.8%
AK Steel Holding Corp.	580	30,520
Carpenter Technology Corp.	292	18,346
Freeport-McMoRan Copper & Gold, Inc. Class B	140	14,120
Steel Dynamics, Inc.	186	10,836
United States Steel Corp.	330	35,789
		109,611
TOTAL MATERIALS		320,004
TELECOMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 1.1%
CenturyTel, Inc.	655	23,704
Cincinnati Bell, Inc. (a)	4,440	17,227
Embarq Corp.	355	14,889
Qwest Communications International, Inc.	2,371	12,803
		68,623
Wireless Telecommunication Services - 1.2%
American Tower Corp. Class A (a)	1,069	41,092
Telephone & Data Systems, Inc.	480	22,512
U.S. Cellular Corp. (a)	130	8,190
		71,794
TOTAL TELECOMMUNICATION SERVICES		140,417
UTILITIES - 6.8%
Electric Utilities - 1.7%
American Electric Power Co., Inc.	364	14,895
DPL, Inc.	790	20,153
Edison International	793	39,174
Northeast Utilities	111	2,816
PPL Corp.	250	11,345
Sierra Pacific Resources	1,179	15,221
		103,604
Gas Utilities - 1.1%
Energen Corp.	410	24,600

	Shares	Value
National Fuel Gas Co.	540	$ 25,407
Southern Union Co.	688	17,695
		67,702
Independent Power Producers & Energy Traders - 0.3%
AES Corp. (a)	240	4,315
Constellation Energy Group, Inc.	99	8,747
Mirant Corp. (a)	175	6,475
		19,537
Multi-Utilities - 3.7%
Alliant Energy Corp.	505	17,544
Ameren Corp.	220	9,394
CenterPoint Energy, Inc.	1,600	23,488
CMS Energy Corp.	1,147	16,505
Consolidated Edison, Inc.	730	29,850
PG&E Corp.	198	7,457
SCANA Corp.	655	24,805
Sempra Energy	650	34,535
TECO Energy, Inc.	1,212	18,156
Vectren Corp.	384	9,896
Xcel Energy, Inc.	1,309	25,944
		217,574
TOTAL UTILITIES		408,417
TOTAL COMMON STOCKS (Cost $6,257,856)		5,826,743
Investment Companies - 2.2%

iShares Russell Midcap Index Fund (Cost $135,031)	1,388	131,812
Money Market Funds - 4.3%

Dreyfus Cash Management Fund 3.59% (b) (Cost $255,411)	255,411	255,411
TOTAL INVESTMENT PORTFOLIO - 104.1% (Cost $6,648,298)	6,213,966
NET OTHER ASSETS - (4.1)%	(246,734)
NET ASSETS - 100%	$ 5,967,232
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield at period end.

Annual Report

See accompanying notes which are an integral part of the financial statements.

Fidelity Mid Cap Enhanced Index Fund

Financial Statements

Statement of Assets and Liabilities

	February 29, 2008

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $6,648,298)		$ 6,213,966
Cash		84
Receivable for investments sold		182,849
Receivable for fund shares sold		33,679
Dividends receivable		7,324
Interest receivable		173
Total assets		6,438,075

Liabilities
Payable for investments purchased	$ 468,030
Accrued management fee	2,109
Other affiliated payables	704
Total liabilities		470,843

Net Assets		$ 5,967,232
Net Assets consist of:
Paid in capital		$ 6,401,122
Undistributed net investment income		12,807
Accumulated undistributed net realized gain (loss) on investments		(12,365)
Net unrealized appreciation (depreciation) on investments		(434,332)
Net Assets, for 651,109 shares outstanding		$ 5,967,232
Net Asset Value, offering price and redemption price per share ($5,967,232 ÷ 651,109 shares)		$ 9.16

Statement of Operations

For the period December 20, 2007 (commencement of operations) to February 29, 2008

Investment Income
Dividends		$ 14,349
Interest		4,456
Total income		18,805

Expenses
Management fee	$ 4,487
Transfer agent fees	1,377
Independent trustees' compensation	134
Total expenses		5,998
Net investment income (loss)		12,807
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(12,365)
Change in net unrealized appreciation (depreciation) on investment securities		(434,332)
Net gain (loss)		(446,697)
Net increase (decrease) in net assets resulting from operations		$ (433,890)

Annual Report

See accompanying notes which are an integral part of the financial statements.

Fidelity Mid Cap Enhanced Index Fund
Financial Statements - continued

Statement of Changes in Net Assets

For the period December 20, 2007 (commencement of operations) to February 29, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 12,807
Net realized gain (loss)	(12,365)
Change in net unrealized appreciation (depreciation)	(434,332)
Net increase (decrease) in net assets resulting from operations	(433,890)
Share transactions Proceeds from sales of shares	6,410,673
Cost of shares redeemed	(9,623)
Net increase (decrease) in net assets resulting from share transactions	6,401,050
Redemption fees	72
Total increase (decrease) in net assets	5,967,232

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $12,807)	$ 5,967,232
Other Information Shares
Sold	652,156
Redeemed	(1,047)
Net increase (decrease)	651,109

Financial Highlights

Year ended February 29, 2008 D

Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.02
Net realized and unrealized gain (loss)	(.86)
Total from investment operations	(.84)
Redemption fees added to paid in capital C	- F
Net asset value, end of period	$ 9.16
Total Return B	(8.40)%
Ratios to Average Net Assets E
Expenses before reductions	.60% A
Expenses net of fee waivers, if any	.60% A
Expenses net of all reductions	.60% A
Net investment income (loss)	1.25% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,967
Portfolio turnover rate	16%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D For the period December 20, 2007 (commencement of operations) to February 29, 2008.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.01 per share.

Annual Report

See accompanying notes which are an integral part of the financial statements.

Fidelity Small Cap Enhanced Index Fund

Investment Summary

Top Ten Stocks as of February 29, 2008
% of fund's net assets
Terra Industries, Inc.	0.9
CF Industries Holdings, Inc.	0.8
iShares Russell 2000 Index Fund	0.8
Netflix, Inc.	0.8
Mariner Energy, Inc.	0.7
Stone Energy Corp.	0.7
Nationwide Health Properties, Inc.	0.7
DeVry, Inc.	0.6
Meridian Bioscience, Inc.	0.6
Aeropostale, Inc.	0.6
7.2
Market Sectors as of February 29, 2008
% of fund's net assets
Financials	17.9
Information Technology	17.4
Consumer Discretionary	14.5
Industrials	14.4
Health Care	13.1
Materials	6.7
Energy	6.4
Consumer Staples	3.4
Telecommunication Services	2.2
Utilities	2.0

Annual Report

Fidelity Small Cap Enhanced Index Fund

Investments February 29, 2008

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
CONSUMER DISCRETIONARY - 14.5%
Auto Components - 1.5%
Aftermarket Technology Corp. (a)	950	$ 17,813
Cooper Tire & Rubber Co.	1,685	30,448
Drew Industries, Inc. (a)	722	19,465
Lear Corp. (a)	400	11,032
Stoneridge, Inc. (a)	1,511	16,289
		95,047
Automobiles - 0.2%
Monaco Coach Corp.	838	8,196
Winnebago Industries, Inc.	127	2,549
		10,745
Diversified Consumer Services - 1.8%
Bright Horizons Family Solutions, Inc. (a)	127	5,712
DeVry, Inc.	935	41,084
Jackson Hewitt Tax Service, Inc.	382	7,995
Sotheby's Class A (ltd. vtg.)	687	23,166
Stewart Enterprises, Inc. Class A	441	2,633
Strayer Education, Inc.	227	35,344
		115,934
Hotels, Restaurants & Leisure - 3.0%
Bally Technologies, Inc. (a)	727	27,561
Bob Evans Farms, Inc.	925	26,779
Buffalo Wild Wings, Inc. (a)	631	14,620
CBRL Group, Inc.	460	16,753
Chipotle Mexican Grill, Inc. Class A (a)	179	17,775
Denny's Corp. (a)	7,721	24,090
IHOP Corp.	251	11,491
Jack in the Box, Inc. (a)	319	8,380
Papa John's International, Inc. (a)	1,077	28,164
Sonic Corp. (a)	555	11,838
Speedway Motorsports, Inc.	171	4,993
		192,444
Household Durables - 0.8%
American Greetings Corp. Class A	663	12,478
Tempur-Pedic International, Inc.	523	9,111
Tupperware Brands Corp.	322	11,747
Universal Electronics, Inc. (a)	663	15,050
		48,386
Internet & Catalog Retail - 1.7%
Blue Nile, Inc. (a)	233	10,289
FTD Group, Inc.	595	8,205
Netflix, Inc. (a)	1,507	47,591
Orbitz Worldwide, Inc.	3,069	19,365
Priceline.com, Inc. (a)	183	20,866
		106,316
Leisure Equipment & Products - 0.1%
Polaris Industries, Inc.	215	8,209
Media - 2.7%
A.H. Belo Corp. Class A (a)	344	4,186
Belo Corp. Series A	1,724	20,291

	Shares	Value
Cox Radio, Inc. Class A (a)	1,047	$ 11,507
Gemstar-TV Guide International, Inc. (a)	3,287	15,580
Interactive Data Corp.	967	28,294
Lee Enterprises, Inc.	839	8,650
LIN TV Corp. Class A (a)	2,769	28,438
Marvel Entertainment, Inc. (a)	387	9,733
Sinclair Broadcast Group, Inc. Class A	2,170	20,029
Westwood One, Inc.	7,461	13,206
World Wrestling Entertainment, Inc. Class A	557	9,859
		169,773
Specialty Retail - 1.8%
Aeropostale, Inc. (a)	1,469	39,457
Christopher & Banks Corp.	585	6,318
Dress Barn, Inc. (a)	514	6,775
Gymboree Corp. (a)	523	20,706
J. Crew Group, Inc. (a)	479	19,184
Midas, Inc. (a)	719	10,878
The Buckle, Inc.	107	4,858
The Men's Wearhouse, Inc.	167	3,848
		112,024
Textiles, Apparel & Luxury Goods - 0.9%
Deckers Outdoor Corp. (a)	80	8,851
Fossil, Inc. (a)	646	20,788
Lululemon Athletica, Inc.	693	18,642
Maidenform Brands, Inc. (a)	851	10,527
		58,808
TOTAL CONSUMER DISCRETIONARY		917,686
CONSUMER STAPLES - 3.4%
Food & Staples Retailing - 1.3%
Casey's General Stores, Inc.	871	21,819
Longs Drug Stores Corp.	733	35,206
Nash-Finch Co.	800	28,056
		85,081
Food Products - 1.1%
Chiquita Brands International, Inc. (a)	1,132	23,172
Flowers Foods, Inc.	386	8,747
Ralcorp Holdings, Inc. (a)	556	30,830
TreeHouse Foods, Inc. (a)	353	7,826
		70,575
Personal Products - 1.0%
Chattem, Inc. (a)	375	29,213
Elizabeth Arden, Inc. (a)	1,154	21,026
Prestige Brands Holdings, Inc. (a)	1,507	11,619
		61,858
TOTAL CONSUMER STAPLES		217,514
Common Stocks - continued
	Shares	Value
ENERGY - 6.4%
Energy Equipment & Services - 2.7%
Dril-Quip, Inc. (a)	616	$ 28,816
Exterran Holdings, Inc. (a)	212	14,766
Gulfmark Offshore, Inc. (a)	452	22,898
Hornbeck Offshore Services, Inc. (a)	453	20,353
Oil States International, Inc. (a)	263	11,088
T-3 Energy Services, Inc. (a)	361	17,823
Trico Marine Services, Inc. (a)	923	36,477
Willbros Group, Inc. (a)	480	16,445
		168,666
Oil, Gas & Consumable Fuels - 3.7%
Alpha Natural Resources, Inc. (a)	949	38,472
Bois d'Arc Energy LLC (a)	1,569	33,686
Double Hull Tankers, Inc.	1,210	13,613
Mariner Energy, Inc. (a)	1,614	44,756
Penn Virginia Corp.	198	8,427
Petrohawk Energy Corp. (a)	433	7,829
Stone Energy Corp. (a)	856	43,451
Swift Energy Co. (a)	615	29,354
Whiting Petroleum Corp. (a)	251	15,366
		234,954
TOTAL ENERGY		403,620
FINANCIALS - 17.9%
Capital Markets - 2.3%
Apollo Investment Corp.	275	4,263
BlackRock Kelso Capital Corp.	1,152	14,469
GFI Group, Inc. (a)	383	29,319
Hercules Technology Growth Capital, Inc.	1,040	12,366
Knight Capital Group, Inc. Class A (a)	2,396	38,408
MCG Capital Corp.	485	5,820
optionsXpress Holdings, Inc.	900	20,844
Prospect Capital Corp.	793	11,935
Waddell & Reed Financial, Inc. Class A	393	12,317
		149,741
Commercial Banks - 4.8%
City Bank Lynnwood, Washington	277	5,108
Community Bancorp (a)	774	9,520
Community Bank System, Inc.	1,108	24,487
Community Trust Bancorp, Inc.	133	3,598
First Financial Bankshares, Inc.	447	16,928
Frontier Financial Corp., Washington	227	3,400
Green Bankshares, Inc.	435	7,926
Home Bancshares, Inc.	956	19,101
Horizon Financial Corp.	286	3,661
National Penn Bancshares, Inc.	2,019	32,324
Old Second Bancorp, Inc.	1,004	25,863
Oriental Financial Group, Inc.	1,833	38,163
Pacific Capital Bancorp	374	7,835

	Shares	Value
S&T Bancorp, Inc.	1,103	$ 31,270
Sandy Spring Bancorp, Inc.	415	11,292
Sterling Financial Corp., Washington	250	3,723
Suffolk Bancorp	545	16,279
SVB Financial Group (a)	193	8,743
Tompkins Financial Corp.	329	14,492
WesBanco, Inc.	935	21,776
		305,489
Consumer Finance - 0.3%
Advance America Cash Advance Centers, Inc.	406	3,017
Dollar Financial Corp. (a)	630	14,156
		17,173
Insurance - 3.4%
Amerisafe, Inc. (a)	813	10,691
Aspen Insurance Holdings Ltd.	503	14,557
Assured Guaranty Ltd.	1,024	26,266
FBL Financial Group, Inc. Class A	513	15,087
Hallmark Financial Services, Inc. (a)	760	8,953
Harleysville Group, Inc.	476	15,984
IPC Holdings Ltd.	376	10,197
Max Capital Group Ltd.	354	9,820
Navigators Group, Inc. (a)	402	22,001
Platinum Underwriters Holdings Ltd.	267	9,212
ProAssurance Corp. (a)	401	21,321
RLI Corp.	509	26,585
SeaBright Insurance Holdings, Inc. (a)	1,512	22,529
		213,203
Real Estate Investment Trusts - 6.5%
Acadia Realty Trust (SBI)	641	14,685
Alexandria Real Estate Equities, Inc.	126	11,567
Digital Realty Trust, Inc.	325	11,668
Entertainment Properties Trust (SBI)	417	19,545
Extra Space Storage, Inc.	1,421	21,414
First Industrial Realty Trust, Inc.	444	13,489
Home Properties, Inc.	131	6,029
LaSalle Hotel Properties (SBI)	300	8,670
MFA Mortgage Investments, Inc.	2,564	24,512
National Retail Properties, Inc.	1,192	24,674
Nationwide Health Properties, Inc.	1,397	42,371
NorthStar Realty Finance Corp.	1,674	14,882
Omega Healthcare Investors, Inc.	2,162	36,668
Pennsylvania Real Estate Investment Trust (SBI)	768	18,993
PS Business Parks, Inc.	327	15,876
Realty Income Corp.	1,004	23,102
Saul Centers, Inc.	548	25,427
Senior Housing Properties Trust (SBI)	397	8,444
Sovran Self Storage, Inc.	740	28,527
Sunstone Hotel Investors, Inc.	155	2,427
Tanger Factory Outlet Centers, Inc.	627	22,259
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Urstadt Biddle Properties, Inc. Class A	789	$ 11,590
Winthrop Realty Trust	1,752	8,725
		415,544
Thrifts & Mortgage Finance - 0.6%
Anchor BanCorp Wisconsin, Inc.	1,074	20,331
FirstFed Financial Corp. (a)	61	1,906
Provident New York Bancorp	1,137	14,906
		37,143
TOTAL FINANCIALS		1,138,293
HEALTH CARE - 13.1%
Biotechnology - 2.3%
Alexion Pharmaceuticals, Inc. (a)	128	7,758
Alnylam Pharmaceuticals, Inc. (a)	331	9,400
ARIAD Pharmaceuticals, Inc. (a)	1,990	6,667
BioMarin Pharmaceutical, Inc. (a)	773	29,405
Cubist Pharmaceuticals, Inc. (a)	605	11,011
GTx, Inc. (a)	696	11,394
Martek Biosciences (a)	328	9,400
ONYX Pharmaceuticals, Inc. (a)	224	6,120
OSI Pharmaceuticals, Inc. (a)	606	21,786
Regeneron Pharmaceuticals, Inc. (a)	655	12,949
Seattle Genetics, Inc. (a)	1,143	10,276
United Therapeutics Corp. (a)	101	8,501
		144,667
Health Care Equipment & Supplies - 4.1%
CONMED Corp. (a)	483	13,022
Cutera, Inc. (a)	1,212	15,368
Cynosure, Inc. Class A (a)	526	12,587
Hologic, Inc. (a)	652	39,322
Invacare Corp.	1,256	31,350
Inverness Medical Innovations, Inc. (a)	132	3,848
Masimo Corp.	957	30,681
Meridian Bioscience, Inc.	1,173	40,199
Merit Medical Systems, Inc. (a)	2,026	32,112
Quidel Corp. (a)	1,735	28,506
Steris Corp.	637	15,683
		262,678
Health Care Providers & Services - 3.6%
AMERIGROUP Corp. (a)	303	10,908
AMN Healthcare Services, Inc. (a)	1,532	24,803
AmSurg Corp. (a)	526	12,671
Animal Health International, Inc.	2,492	26,266
Apria Healthcare Group, Inc. (a)	559	12,136
Centene Corp. (a)	559	10,017
Chemed Corp.	565	26,956
Healthspring, Inc. (a)	1,862	32,678
LCA-Vision, Inc.	475	6,546
Magellan Health Services, Inc. (a)	219	9,489

	Shares	Value
Medcath Corp. (a)	527	$ 10,988
Molina Healthcare, Inc. (a)	1,002	31,713
RehabCare Group, Inc. (a)	526	10,520
		225,691
Life Sciences Tools & Services - 1.4%
Bio-Rad Laboratories, Inc. Class A (a)	113	10,672
Dionex Corp. (a)	243	17,938
eResearchTechnology, Inc. (a)	1,102	13,180
Illumina, Inc. (a)	309	22,375
PharmaNet Development Group, Inc. (a)	359	10,350
Varian, Inc. (a)	283	15,324
		89,839
Pharmaceuticals - 1.7%
Medicis Pharmaceutical Corp. Class A	753	15,444
Noven Pharmaceuticals, Inc. (a)	265	3,593
Obagi Medical Products, Inc. (a)	740	11,514
Pain Therapeutics, Inc. (a)	1,287	10,849
Perrigo Co.	941	31,448
Sciele Pharma, Inc. (a)	919	19,023
ViroPharma, Inc. (a)	985	9,023
XenoPort, Inc. (a)	133	6,806
		107,700
TOTAL HEALTH CARE		830,575
INDUSTRIALS - 14.4%
Aerospace & Defense - 2.0%
Ceradyne, Inc. (a)	99	3,080
Cubic Corp.	891	22,783
Curtiss-Wright Corp.	232	9,758
Hexcel Corp. (a)	1,676	33,838
Orbital Sciences Corp. (a)	1,512	32,735
Teledyne Technologies, Inc. (a)	549	24,376
		126,570
Air Freight & Logistics - 0.9%
Atlas Air Worldwide Holdings, Inc. (a)	541	27,375
Hub Group, Inc. Class A (a)	721	21,623
Pacer International, Inc.	621	9,545
		58,543
Airlines - 0.8%
Allegiant Travel Co. (a)	888	24,162
SkyWest, Inc.	1,168	25,836
		49,998
Commercial Services & Supplies - 4.0%
Administaff, Inc.	329	8,113
Comfort Systems USA, Inc.	1,395	16,601
CoStar Group, Inc. (a)	343	14,241
Deluxe Corp.	1,086	22,621
GeoEye, Inc. (a)	174	5,257
Heidrick & Struggles International, Inc.	442	15,130
Herman Miller, Inc.	354	10,560
IHS, Inc. Class A (a)	412	25,400
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Interface, Inc. Class A	1,657	$ 27,771
Knoll, Inc.	1,181	16,628
Korn/Ferry International (a)	591	9,964
PeopleSupport, Inc. (a)	1,871	21,722
Spherion Corp. (a)	4,000	25,920
Waste Connections, Inc. (a)	237	7,195
Watson Wyatt Worldwide, Inc. Class A	560	29,708
		256,831
Construction & Engineering - 0.8%
EMCOR Group, Inc. (a)	1,021	24,596
Perini Corp. (a)	722	27,061
		51,657
Electrical Equipment - 2.2%
Acuity Brands, Inc.	255	11,325
Belden, Inc.	595	23,384
GrafTech International Ltd. (a)	1,970	31,559
Polypore International, Inc.	1,754	31,519
Regal-Beloit Corp.	345	12,737
Woodward Governor Co.	1,038	29,656
		140,180
Industrial Conglomerates - 0.3%
Walter Industries, Inc.	296	16,170
Machinery - 2.7%
Actuant Corp. Class A	743	19,972
Bucyrus International, Inc. Class A	199	19,876
Columbus McKinnon Corp. (NY Shares) (a)	950	27,208
Gorman-Rupp Co.	157	4,286
Middleby Corp. (a)	366	24,888
Robbins & Myers, Inc.	1,036	35,276
Valmont Industries, Inc.	144	11,506
Wabtec Corp.	906	31,357
		174,369
Trading Companies & Distributors - 0.7%
Applied Industrial Technologies, Inc.	621	17,164
NuCo2, Inc. (a)	885	24,453
		41,617
TOTAL INDUSTRIALS		915,935
INFORMATION TECHNOLOGY - 17.4%
Communications Equipment - 3.2%
3Com Corp. (a)	1,967	6,471
Arris Group, Inc. (a)	771	4,433
Blue Coat Systems, Inc. (a)	966	22,682
Dycom Industries, Inc. (a)	798	9,129
Extreme Networks, Inc. (a)	4,643	13,975
Foundry Networks, Inc. (a)	1,493	17,722

	Shares	Value
MasTec, Inc. (a)	1,525	$ 13,283
NETGEAR, Inc. (a)	584	12,743
Oplink Communications, Inc. (a)	373	4,636
Polycom, Inc. (a)	1,106	24,111
SeaChange International, Inc. (a)	1,960	11,564
Starent Networks Corp.	1,167	18,357
Sycamore Networks, Inc. (a)	3,427	11,960
Tekelec (a)	2,042	24,320
ViaSat, Inc. (a)	388	8,136
		203,522
Computers & Peripherals - 0.7%
Emulex Corp. (a)	1,020	15,178
Intevac, Inc. (a)	915	11,749
Novatel Wireless, Inc. (a)	1,753	18,547
		45,474
Electronic Equipment & Instruments - 2.3%
Checkpoint Systems, Inc. (a)	1,134	27,443
Cogent, Inc. (a)	496	4,960
CTS Corp.	1,097	10,641
FLIR Systems, Inc. (a)	527	14,998
Littelfuse, Inc. (a)	239	7,450
Park Electrochemical Corp.	1,056	24,869
Technitrol, Inc.	1,145	25,201
TTM Technologies, Inc. (a)	722	7,956
Universal Display Corp. (a)	1,230	20,959
		144,477
Internet Software & Services - 2.3%
EarthLink, Inc. (a)	2,799	20,237
Greenfield Online, Inc. (a)	2,064	27,926
Interwoven, Inc. (a)	1,669	22,615
j2 Global Communications, Inc. (a)	369	7,941
Mercadolibre, Inc.	373	13,484
SonicWALL, Inc. (a)	1,254	10,446
United Online, Inc.	590	5,888
ValueClick, Inc. (a)	550	10,621
Vignette Corp. (a)	2,076	26,261
		145,419
IT Services - 1.4%
iGate Corp. (a)	1,343	10,637
Maximus, Inc.	496	18,015
MPS Group, Inc. (a)	2,680	30,552
SAIC, Inc. (a)	903	17,211
Sapient Corp. (a)	1,891	13,956
		90,371
Semiconductors & Semiconductor Equipment - 2.6%
Advanced Energy Industries, Inc. (a)	828	10,615
Amkor Technology, Inc. (a)	2,692	31,523
Credence Systems Corp. (a)	4,983	7,076
Cymer, Inc. (a)	275	7,791
MKS Instruments, Inc. (a)	970	19,487
ON Semiconductor Corp. (a)	856	5,136
PMC-Sierra, Inc. (a)	884	4,234
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Skyworks Solutions, Inc. (a)	3,312	$ 27,357
Techwell, Inc. (a)	699	6,976
TriQuint Semiconductor, Inc. (a)	4,898	23,119
Zoran Corp. (a)	1,554	21,336
		164,650
Software - 4.9%
Ansoft Corp. (a)	573	13,935
Ansys, Inc. (a)	390	14,574
Aspen Technology, Inc. (a)	2,354	26,365
Bottomline Technologies, Inc. (a)	689	8,847
CommVault Systems, Inc. (a)	1,201	16,814
eSpeed, Inc. Class A (a)	1,591	18,472
Jack Henry & Associates, Inc.	1,576	37,083
Macrovision Corp. (a)	590	9,021
Manhattan Associates, Inc. (a)	527	11,626
MICROS Systems, Inc. (a)	456	14,610
MicroStrategy, Inc. Class A (a)	159	10,577
Monotype Imaging Holdings, Inc.	462	6,297
Net 1 UEPS Technologies, Inc. (a)	210	6,111
Nuance Communications, Inc. (a)	760	12,502
Quest Software, Inc. (a)	567	8,068
Secure Computing Corp. (a)	3,247	26,366
SPSS, Inc. (a)	708	26,925
Sybase, Inc. (a)	539	14,348
TIBCO Software, Inc. (a)	3,672	25,888
		308,429
TOTAL INFORMATION TECHNOLOGY		1,102,342
MATERIALS - 6.7%
Chemicals - 3.2%
CF Industries Holdings, Inc.	413	50,419
H.B. Fuller Co.	1,403	31,918
Hercules, Inc.	1,124	20,592
Innophos Holdings, Inc.	1,030	13,617
OM Group, Inc. (a)	421	25,483
Terra Industries, Inc. (a)	1,269	57,364
		199,393
Construction Materials - 0.3%
Headwaters, Inc. (a)	1,650	20,229
Containers & Packaging - 1.3%
Aptargroup, Inc.	348	13,043
Greif, Inc. Class A	180	11,770
Rock-Tenn Co. Class A	1,162	31,176
Silgan Holdings, Inc.	592	27,670
		83,659

	Shares	Value
Metals & Mining - 1.0%
Quanex Corp.	660	$ 33,957
Worthington Industries, Inc.	1,673	29,428
		63,385
Paper & Forest Products - 0.9%
Buckeye Technologies, Inc. (a)	2,563	27,706
Glatfelter	2,081	27,407
		55,113
TOTAL MATERIALS		421,779
TELECOMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 1.8%
Alaska Communication Systems Group, Inc.	2,294	25,991
Cincinnati Bell, Inc. (a)	7,289	28,281
Cogent Communications Group, Inc. (a)	1,047	20,396
Consolidated Communications Holdings, Inc.	972	14,007
NTELOS Holdings Corp.	1,045	22,290
PAETEC Holding Corp. (a)	968	7,473
		118,438
Wireless Telecommunication Services - 0.4%
Syniverse Holdings, Inc. (a)	1,399	23,713
TOTAL TELECOMMUNICATION SERVICES		142,151
UTILITIES - 2.0%
Electric Utilities - 0.8%
Cleco Corp.	360	8,248
El Paso Electric Co. (a)	344	7,038
Portland General Electric Co.	1,189	27,739
Westar Energy, Inc.	177	4,023
		47,048
Gas Utilities - 1.0%
New Jersey Resources Corp.	233	10,720
Nicor, Inc.	769	26,223
Northwest Natural Gas Co.	502	21,104
WGL Holdings, Inc.	174	5,427
		63,474
Independent Power Producers & Energy Traders - 0.2%
Black Hills Corp.	402	14,376
TOTAL UTILITIES		124,898
TOTAL COMMON STOCKS (Cost $6,666,036)		6,214,793
Investment Companies - 0.8%

iShares Russell 2000 Index Fund (Cost $49,616)	720	49,284
U.S. Treasury Obligations - 0.3%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 3.12% 3/27/08 (b) (Cost $19,954)	$ 20,000	$ 19,973
Money Market Funds - 0.6%
Shares
Dreyfus Cash Management Fund 3.59% (c) (Cost $42,513)	42,513	42,513
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $6,778,119)	6,326,563
NET OTHER ASSETS - 0.3%	16,324
NET ASSETS - 100%	$ 6,342,887
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
1 Mini-Russell 2000 Index Contracts	March 2008	$ 68,680	$ (3,033)
The face value of futures purchased as a percentage of net assets - 1.1%
Legend
(a) Non-income producing
(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $9,986.
(c) The rate quoted is the annualized seven-day yield at period end.
Income Tax Information
The fund intends to elect to defer to its fiscal year ending February 28, 2009 approximately $68,445 of losses recognized during the period November 1, 2007 to February 29, 2008.

Annual Report

See accompanying notes which are an integral part of the financial statements.

Fidelity Small Cap Enhanced Index Fund

Financial Statements

Statement of Assets and Liabilities

	February 29, 2008

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $6,778,119)		$ 6,326,563
Receivable for investments sold		16,562
Receivable for fund shares sold		31,402
Dividends receivable		3,457
Interest receivable		773
Total assets		6,378,757

Liabilities
Payable to custodian bank	$ 350
Payable for investments purchased	30,470
Accrued management fee	2,623
Payable for daily variation on futures contracts	1,670
Other affiliated payables	757
Total liabilities		35,870

Net Assets		$ 6,342,887
Net Assets consist of:
Paid in capital		$ 6,855,699
Undistributed net investment income		11,937
Accumulated undistributed net realized gain (loss) on investments		(70,160)
Net unrealized appreciation (depreciation) on investments		(454,589)
Net Assets, for 702,545 shares outstanding		$ 6,342,887
Net Asset Value, offering price and redemption price per share ($6,342,887 ÷ 702,545 shares)		$ 9.03

Statement of Operations

For the period December 20, 2007 (commencement of operations) to February 29, 2008

Investment Income
Dividends		$ 14,171
Interest		5,491
Total income		19,662

Expenses
Management fee	$ 5,396
Transfer agent fees	1,462
Independent trustees' compensation	134
Total expenses		6,992
Net investment income (loss)		12,670
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(54,004)
Futures contracts	(16,889)
Total net realized gain (loss)		(70,893)
Change in net unrealized appreciation (depreciation) on: Investment securities	(451,556)
Futures contracts	(3,033)
Total change in net unrealized appreciation (depreciation)		(454,589)
Net gain (loss)		(525,482)
Net increase (decrease) in net assets resulting from operations		$ (512,812)

Annual Report

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period December 20, 2007 (commencement of operations) to February 29, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 12,670
Net realized gain (loss)	(70,893)
Change in net unrealized appreciation (depreciation)	(454,589)
Net increase (decrease) in net assets resulting from operations	(512,812)
Share transactions Proceeds from sales of shares	6,870,474
Cost of shares redeemed	(15,000)
Net increase (decrease) in net assets resulting from share transactions	6,855,474
Redemption fees	225
Total increase (decrease) in net assets	6,342,887

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $11,937)	$ 6,342,887
Other Information Shares
Sold	704,199
Redeemed	(1,654)
Net increase (decrease)	702,545

Financial Highlights

Year ended February 29, 2008 E

Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.02
Net realized and unrealized gain (loss)	(.99)
Total from investment operations	(.97)
Redemption fees added to paid in capital D	- C
Net asset value, end of period	$ 9.03
Total Return B	(9.70)%
Ratios to Average Net Assets F
Expenses before reductions	.67% A
Expenses net of fee waivers, if any	.67%A
Expenses net of all reductions	.67%A
Net investment income (loss)	1.19%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,343
Portfolio turnover rate	16%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Amount represents less than $.01 per share.

D Calculated based on average shares outstanding during the period.

E For the period December 20, 2007 (commencement of operations) to February 29, 2008.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

Annual Report

See accompanying notes which are an integral part of the financial statements.

Fidelity International Enhanced Index Fund

Investment Summary

Geographic Diversification (% of fund's net assets)
As of February 29, 2008
United Kingdom	20.4%
Japan	18.4%
Germany	9.6%
United States of America	9.4%
France	8.7%
Switzerland	5.8%
Australia	4.9%
Spain	3.4%
Italy	3.0%
Other	16.4%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
% of fund's net assets
Investment Companies	4.1
Stocks and Equity Futures	96.2
Short-Term Investments and Net Other Assets	(0.3)
Top Ten Stocks as of February 29, 2008
% of fund's net assets
iShares MSCI EAFE Index Fund (United States of America, Diversified Financial Services)	4.1
Nestle SA (Reg.) (Switzerland, Food Products)	1.4
BP PLC (United Kingdom, Oil, Gas & Consumable Fuels)	1.3
Vodafone Group PLC (United Kingdom, Wireless Telecommunication Services)	1.3
Total SA Series B (France, Oil, Gas & Consumable Fuels)	1.2
HSBC Holdings PLC (United Kingdom) (Reg.) (United Kingdom, Commercial Banks)	1.1
Nokia Corp. (Finland, Communications Equipment)	1.1
Toyota Motor Corp. (Japan, Automobiles)	1.0
BHP Billiton Ltd. (Australia, Metals & Mining)	0.9
E.ON AG (Germany, Electric Utilities)	0.9
14.3
Market Sectors as of February 29, 2008
% of fund's net assets
Financials	21.7
Industrials	10.4
Consumer Discretionary	9.7
Materials	8.9
Consumer Staples	7.3
Energy	6.9
Telecommunication Services	5.7
Utilities	5.5
Health Care	5.2
Information Technology	4.1

Annual Report

Fidelity International Enhanced Index Fund

Investments February 29, 2008

Showing Percentage of Net Assets

Common Stocks - 85.1%
	Shares	Value
Australia - 4.9%
ASX Ltd.	506	$ 19,455
Australia & New Zealand Banking Group Ltd.	271	5,469
Babcock & Brown Ltd.	1,032	16,166
BHP Billiton Ltd.	1,893	69,265
Commonwealth Bank of Australia	924	35,781
Computershare Ltd.	2,662	20,792
Leighton Holdings Ltd.	463	19,409
Macquarie Group Ltd.	352	17,579
National Australia Bank Ltd.	360	9,515
Qantas Airways Ltd.	4,787	18,618
Rio Tinto Ltd.	265	33,020
Santos Ltd.	1,197	14,188
Telstra Corp. Ltd.	4,752	21,362
Toll Holdings Ltd.	2,168	20,451
Westpac Banking Corp.	294	6,288
Woolworths Ltd.	1,075	28,710
TOTAL AUSTRALIA		356,068
Austria - 0.7%
OMV AG	170	12,282
voestalpine AG	251	15,776
Wiener Staedische Versicher AG	265	22,184
TOTAL AUSTRIA		50,242
Belgium - 1.0%
Colruyt NV	97	23,699
Fortis	772	17,054
KBC Groupe SA	228	28,586
TOTAL BELGIUM		69,339
China - 0.3%
Tencent Holdings Ltd.	3,000	18,649
Denmark - 1.0%
Carlsberg AS Series B	150	18,641
East Asiatic Co. Ltd.	225	17,558
Sydbank AS	350	12,678
Vestas Wind Systems AS (a)	250	25,342
TOTAL DENMARK		74,219
Finland - 2.1%
Fortum Oyj	692	28,890
KCI Konecranes Oyj	438	15,901
Nokia Corp.	2,175	78,322
Rautaruukki Oyj (K Shares)	246	10,725
Wartsila Corp. (B Shares)	322	22,009
TOTAL FINLAND		155,847
France - 8.7%
Accor SA	286	20,312
Aeroports de Paris	218	26,501
AXA SA	1,047	35,242

	Shares	Value
BNP Paribas SA	491	$ 43,891
Carrefour SA	200	14,064
Credit Agricole SA	741	20,098
France Telecom SA	1,309	43,786
Groupe Danone	45	3,454
L'Air Liquide SA	72	10,189
L'Oreal SA	21	2,492
Lafarge SA (Bearer)	191	33,015
Legrand SA	645	20,388
Neuf Cegetel	321	16,966
PagesJaunes Groupe SA	1,103	20,514
Peugeot Citroen SA	100	7,601
Sanofi-Aventis	591	43,840
SCOR	910	20,599
Societe Generale:
rights 2/29/08 (a)	183	1,608
Series A	183	19,579
Suez SA (France)	419	26,858
Technip SA	336	27,427
Total SA Series B	1,174	88,508
Unibail-Rodamco	132	32,135
Veolia Environnement	180	16,014
Vinci SA	21	1,450
Vivendi	893	35,288
TOTAL FRANCE		631,819
Germany - 8.1%
Adidas-Salomon AG	180	11,421
Allianz AG (Reg.)	260	45,630
Altana AG	882	20,543
BASF AG	297	37,556
Bayer AG	531	40,515
Bilfinger Berger AG	160	12,716
Commerzbank AG	773	23,448
Daimler AG (Reg.)	554	46,087
Deutsche Bank AG	146	16,200
Deutsche Boerse AG	112	17,751
Deutsche Telekom AG (Reg.)	626	11,825
E.ON AG	347	65,063
GEA Group AG (a)	227	7,409
MAN AG	188	24,744
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	178	31,367
RWE AG	149	18,019
Salzgitter AG	167	29,465
SAP AG	138	6,543
Siemens AG (Reg.)	383	48,894
TUI AG	856	20,567
Volkswagen AG	145	32,955
Wacker Chemie AG	82	17,492
TOTAL GERMANY		586,210
Common Stocks - continued
	Shares	Value
Greece - 1.1%
Alpha Bank AE	200	$ 6,066
Coca-Cola Hellenic Bottling Co. SA (Bearer)	581	25,425
National Bank of Greece SA	525	28,443
Public Power Corp. of Greece	452	19,195
TOTAL GREECE		79,129
Hong Kong - 1.7%
BOC Hong Kong Holdings Ltd.	9,000	22,056
Esprit Holdings Ltd.	500	6,284
Hang Lung Group Ltd.	4,000	18,295
Hang Seng Bank Ltd.	1,400	26,500
Hong Kong Exchanges & Clearing Ltd.	1,000	18,997
Sun Hung Kai Properties Ltd.	1,000	17,427
Tingyi (Cayman Island) Holding Corp.	12,000	15,138
TOTAL HONG KONG		124,697
Ireland - 0.2%
Elan Corp. PLC (a)	120	2,754
Elan Corp. PLC (a)	140	3,237
Paddy Power PLC:
(Ireland)	161	5,155
(United Kingdom)	45	1,441
TOTAL IRELAND		12,587
Italy - 2.7%
A2A SpA	4,923	19,914
Assicurazioni Generali SpA	839	36,057
Enel SpA	1,016	10,942
ENI SpA	1,119	38,566
Fiat SpA	1,196	25,253
Intesa Sanpaolo SpA	2,124	14,264
Mediaset SpA	2,503	22,602
Telecom Italia SpA	806	2,009
UniCredit SpA	3,863	28,405
TOTAL ITALY		198,012
Japan - 16.7%
Access Co. Ltd. (a)	3	10,678
Aeon Co. Ltd.	1,600	19,278
Aisin Seiki Co. Ltd.	300	11,950
Asahi Glass Co. Ltd.	1,000	11,390
Astellas Pharma, Inc.	600	26,223
Canon, Inc.	800	35,888
Central Japan Ry Co.	3	28,568
Daiichi Sankyo Co. Ltd.	600	18,620
Daiwa House Industry Co. Ltd.	1,000	10,211
Denso Corp.	600	22,399
Eisai Co. Ltd.	500	18,032
Fuji Electric Holdings Co. Ltd.	5,000	19,096
Fujifilm Holdings Corp.	600	22,499
Furukawa Electric Co. Ltd.	5,000	17,608
Hankyu Hanshin Holdings, Inc.	1,000	4,432

	Shares	Value
Hokuhoku Financial Group, Inc.	1,000	$ 2,827
Honda Motor Co. Ltd.	1,200	36,720
Inpex Holdings, Inc.	2	22,471
Ishikawajima-Harima Heavy Industries Co. Ltd.	11,000	21,539
Itochu Corp.	3,000	31,591
Japan Tobacco, Inc.	4	20,206
Kansai Electric Power Co., Inc.	900	22,020
KDDI Corp.	4	24,302
Kyushu Electric Power Co., Inc.	900	22,676
Matsushita Electric Industrial Co. Ltd.	1,000	20,970
Matsushita Electric Works Co. Ltd.	1,000	9,926
Mitsubishi Corp.	200	6,102
Mitsubishi Electric Corp.	3,000	27,478
Mitsubishi Materials Corp.	1,000	4,672
Mitsubishi UFJ Financial Group, Inc.	3,600	31,716
Mitsubishi UFJ Lease & Finance Co. Ltd.	610	21,938
Mitsui & Co. Ltd.	1,000	21,747
Mizuho Financial Group, Inc.	6	24,810
Nidec Corp.	100	6,627
Nintendo Co. Ltd.	50	24,960
Nippon Mining Holdings, Inc.	1,000	5,923
Nippon Oil Corp.	3,000	20,465
Nippon Telegraph & Telephone Corp.	6	26,028
Nomura Real Estate Holdings, Inc.	700	12,850
NTT Data Corp.	3	14,039
NTT DoCoMo, Inc.	5	7,295
Olympus Corp.	500	14,641
Omron Corp.	100	2,224
Sankyo Co. Ltd. (Gunma)	100	5,344
Sekisui Chemical Co. Ltd.	3,000	21,042
Shikoku Electric Power Co., Inc.	500	14,412
Shin-Etsu Chemical Co. Ltd.	500	26,983
Showa Denko KK	6,000	21,350
Sompo Japan Insurance, Inc.	3,000	27,822
Sony Corp.	600	28,326
Sumitomo Corp.	1,900	27,324
Sumitomo Electric Industries Ltd.	1,700	25,157
Sumitomo Mitsui Financial Group, Inc.	5	36,115
Takeda Pharmaceutical Co. Ltd.	600	33,479
TDK Corp.	300	21,325
Tokyo Electric Power Co.	200	5,138
Tokyu Land Corp.	3,000	20,220
Toshiba Corp.	3,000	22,502
Toyota Motor Corp.	1,400	75,985
Yahoo! Japan Corp.	33	14,672
TOTAL JAPAN		1,212,831
Luxembourg - 0.4%
ArcelorMittal SA (France)	356	27,028
Netherlands - 2.5%
Akzo Nobel NV	409	29,734
EADS NV	802	21,030
Heineken Holding NV (A Shares)	393	19,979
Common Stocks - continued
	Shares	Value
Netherlands - continued
ING Groep NV (Certificaten Van Aandelen)	769	$ 25,615
Koninklijke Ahold NV	2,161	27,985
Koninklijke KPN NV	950	17,932
Koninklijke Philips Electronics NV	258	10,041
Unilever NV (Certificaten Van Aandelen)	959	29,651
TOTAL NETHERLANDS		181,967
Norway - 1.3%
DnB Nor ASA	1,600	23,403
Norsk Hydro ASA	1,500	21,150
Petroleum Geo-Services ASA	800	19,190
StatoilHydro ASA	150	4,571
Telenor ASA	1,300	26,619
TOTAL NORWAY		94,933
Portugal - 0.7%
Banco Espirito Santo SA (BES) (Reg.)	242	4,362
Energias de Portugal SA	4,123	24,108
Portugal Telecom SGPS SA (Reg.)	1,962	25,040
TOTAL PORTUGAL		53,510
Singapore - 1.2%
Allgreen Properties Ltd.	4,000	3,595
CapitaLand Ltd.	5,000	22,093
Jardine Cycle & Carriage Ltd.	1,000	15,073
Keppel Corp. Ltd.	3,000	22,609
SembCorp Marine Ltd.	3,000	7,684
Singapore Exchange Ltd.	1,000	5,819
Wing Tai Holdings Ltd.	9,000	13,580
TOTAL SINGAPORE		90,453
Spain - 3.4%
Banco Bilbao Vizcaya Argentaria SA	2,176	44,630
Banco Santander SA	3,492	62,088
Gamesa Corporacion Tecnologica, SA	255	10,386
Gas Natural SDG SA Series E	188	11,390
Gestevision Telecinco SA	200	4,256
Iberdrola SA	989	14,283
Repsol YPF SA	786	27,125
Telefonica SA	1,800	52,044
Union Fenosa SA	364	23,981
TOTAL SPAIN		250,183
Sweden - 1.8%
Alfa Laval AB	200	10,740
H&M Hennes & Mauritz AB (B Shares)	450	25,240
Investor AB (B Shares)	1,000	21,153
Nordea Bank AB	1,800	27,066
Skandinaviska Enskilda Banken AB (A Shares)	700	17,441

	Shares	Value
Telefonaktiebolaget LM Ericsson (B Shares)	1,000	$ 2,150
TeliaSonera AB	3,000	23,901
TOTAL SWEDEN		127,691
Switzerland - 5.8%
ABB Ltd. (Reg.)	588	14,652
Compagnie Financiere Richemont unit	473	27,385
Credit Suisse Group (Reg.)	297	14,529
EFG International	563	18,917
Holcim Ltd. (Reg.)	53	5,405
Julius Baer Holding AG	145	10,706
Nestle SA (Reg.)	213	101,388
Novartis AG (Reg.)	1,046	51,411
Pargesa Holding SA	195	19,902
Roche Holding AG (participation certificate)	295	57,938
Sonova Holding AG	214	20,283
Swiss Reinsurance Co. (Reg.)	365	29,260
The Swatch Group AG (Bearer)	35	10,275
UBS AG (Reg.)	800	25,872
Zurich Financial Services AG (Reg.)	50	15,633
TOTAL SWITZERLAND		423,556
United Kingdom - 18.8%
AMEC PLC	1,416	21,600
Anglo American PLC (United Kingdom)	737	46,779
Antofagasta PLC	1,607	25,612
AstraZeneca PLC sponsored ADR	442	16,632
Aviva PLC	1,847	22,262
BAE Systems PLC	1,500	14,278
Barclays PLC	2,795	26,252
BG Group PLC	1,385	32,174
BHP Billiton PLC	1,316	42,098
BP PLC	8,800	95,143
British American Tobacco PLC	1,121	42,222
British Land Co. PLC	1,107	20,765
BT Group PLC	1,294	5,858
Cadbury Schweppes PLC	2,740	30,499
Cattles PLC	3,676	16,928
Centrica PLC	4,648	29,675
Compass Group PLC	3,500	22,559
CSR PLC (a)	188	1,187
De La Rue PLC	1,182	21,145
Diageo PLC	683	14,019
EMAP PLC	801	14,623
Galiform PLC (a)	11,916	19,393
GlaxoSmithKline PLC sponsored ADR	1,152	50,584
HBOS plc	955	11,348
HSBC Holdings PLC (United Kingdom) (Reg.)	5,350	80,518
Imperial Tobacco Group PLC	331	15,322
Johnson Matthey PLC	722	27,756
Land Securities Group PLC	746	23,258
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Lloyds TSB Group PLC	1,387	$ 12,397
Marks & Spencer Group PLC	2,122	16,820
National Express Group PLC Class L	565	12,640
National Grid PLC	800	11,600
NEXT plc	743	18,843
Prudential PLC	161	1,932
Reckitt Benckiser Group PLC	209	11,273
Reed Elsevier PLC	1,952	24,567
Rio Tinto PLC (Reg.)	436	49,535
Royal Bank of Scotland Group PLC	5,860	44,304
Royal Dutch Shell PLC:
Class A (United Kingdom)	1,500	53,633
Class B	1,188	41,604
SABMiller plc	226	4,735
Segro PLC	540	5,521
Smiths Group PLC	1,202	23,611
SSL International PLC	1,970	19,021
Stagecoach Group PLC	4,109	20,380
Standard Chartered PLC (United Kingdom)	893	29,420
Tesco PLC	2,531	20,000
Tomkins PLC	6,358	21,317
Unilever PLC	214	6,737
United Business Media PLC	582	6,131
Vodafone Group PLC	28,677	92,426
William Morrison Supermarkets PLC	3,900	22,861
Xstrata PLC	95	7,411
TOTAL UNITED KINGDOM		1,369,208
TOTAL COMMON STOCKS (Cost $6,489,030)		6,188,178
Nonconvertible Preferred Stocks - 0.3%

Italy - 0.3%
Telecom Italia SpA (Risp) (Cost $21,795)	9,563	18,449
Investment Companies - 4.1%

United States of America - 4.1%
iShares MSCI EAFE Index Fund (Cost $301,370)	4,180	298,705
Government Obligations - 0.8%
	Principal Amount	Value
United States of America - 0.8%
U.S. Treasury Bills, yield at date of purchase 2.06% to 3.22% 3/20/08 (c) (Cost $59,914)	$ 60,000	$ 59,940
Money Market Funds - 8.9%
Shares
Dreyfus Cash Management Fund 3.59% (b) (Cost $646,583)	646,583	646,583
TOTAL INVESTMENT PORTFOLIO - 99.2% (Cost $7,518,692)	7,211,855
NET OTHER ASSETS - 0.8%	61,405
NET ASSETS - 100%	$ 7,273,260
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
2 Dow Jones Euro Stoxx 50 Index Contracts (Germany)	March 2008	$ 108,997	$ (2,414)
4 E-Mini MSCI EAFE Index	March 2008	407,000	1,360
1 FTSE 100 Index Contracts (United Kingdom)	March 2008	113,573	(1,890)
2 OMX Stockholm 30 Index Contracts (Sweden)	March 2008	30,841	160
1 TOPIX 150 Index Contracts (Japan)	March 2008	122,263	(452)
TOTAL EQUITY INDEX CONTRACTS		$ 782,674	$ (3,236)
The face value of futures purchased as a percentage of net assets - 10.8%
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield at period end.
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $59,940.

Annual Report

See accompanying notes which are an integral part of the financial statements.

Fidelity International Enhanced Index Fund

Financial Statements

Statement of Assets and Liabilities

	February 29, 2008

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $7,518,692)		$ 7,211,855
Foreign currency held at value (cost $20,127)		20,641
Receivable for fund shares sold		85,285
Dividends receivable		10,769
Interest receivable		844
Total assets		7,329,394

Liabilities
Payable to custodian bank	$ 1,086
Payable for investments purchased	36,742
Accrued management fee	2,635
Payable for daily variation on futures contracts	14,831
Other affiliated payables	840
Total liabilities		56,134

Net Assets		$ 7,273,260
Net Assets consist of:
Paid in capital		$ 7,626,930
Undistributed net investment income		18,521
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(62,818)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(309,373)
Net Assets, for 777,484 shares outstanding		$ 7,273,260
Net Asset Value, offering price and redemption price per share ($7,273,260 ÷ 777,484 shares)		$ 9.35

Statement of Operations

For the period December 20, 2007 (commencement of operations) to February 29, 2008

Investment Income
Dividends		$ 20,482
Interest		6,165
		26,647
Less foreign taxes withheld		(935)
Total income		25,712

Expenses
Management fee	$ 5,364
Transfer agent fees	1,676
Independent trustees' compensation	151
Total expenses		7,191
Net investment income (loss)		18,521
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(31,941)
Foreign currency transactions	2,599
Futures contracts	(33,476)
Total net realized gain (loss)		(62,818)
Change in net unrealized appreciation (depreciation) on: Investment securities	(306,837)
Assets and liabilities in foreign currencies	700
Futures contracts	(3,236)
Total change in net unrealized appreciation (depreciation)		(309,373)
Net gain (loss)		(372,191)
Net increase (decrease) in net assets resulting from operations		$ (353,670)

Annual Report

See accompanying notes which are an integral part of the financial statements.

Fidelity International Enhanced Index Fund
Financial Statements - continued

Statement of Changes in Net Assets

For the period December 20, 2007 (commencement of operations) to February 29, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 18,521
Net realized gain (loss)	(62,818)
Change in net unrealized appreciation (depreciation)	(309,373)
Net increase (decrease) in net assets resulting from operations	(353,670)
Share transactions Proceeds from sales of shares	7,796,232
Cost of shares redeemed	(169,952)
Net increase (decrease) in net assets resulting from share transactions	7,626,280
Redemption fees	650
Total increase (decrease) in net assets	7,273,260

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $18,521)	$ 7,273,260
Other Information Shares
Sold	795,634
Redeemed	(18,150)
Net increase (decrease)	777,484

Financial Highlights

Year ended February 29, 2008 D

Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.03
Net realized and unrealized gain (loss)	(.68)
Total from investment operations	(.65)
Redemption fees added to paid in capital C	- F
Net asset value, end of period	$ 9.35
Total Return B	(6.50)%
Ratios to Average Net AssetsE
Expenses before reductions	.62% A
Expenses net of fee waivers, if any	.62%A
Expenses net of all reductions	.62%A
Net investment income (loss)	1.58%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,273
Portfolio turnover rate	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D For the period December 20, 2007 (commencement of operations) to February 29, 2008.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.01 per share.

Annual Report

See accompanying notes which are an integral part of the financial statements.

For the period ended February 29, 2008

Notes to Financial Statements

1. Organization.

Fidelity Large Cap Growth Enhanced Index Fund, Fidelity Large Cap Value Enhanced Index Fund, Fidelity Large Cap Core Enhanced Index Fund, Fidelity Mid Cap Enhanced Index Fund, Fidelity Small Cap Enhanced Index Fund and Fidelity International Enhanced Index Fund (the Funds) are funds of Fidelity Commonwealth Trust II (the trust) and are authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Fidelity Large Cap Growth Enhanced Index Fund, Fidelity Large Cap Value Enhanced Index Fund, and Fidelity Large Cap Core Enhanced Index Fund commenced sale of shares on April 19, 2007. Fidelity Mid Cap Enhanced Index Fund, Fidelity Small Cap Enhanced Index Fund, and Fidelity International Enhanced Index Fund commenced sale of shares on December 20, 2007.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, each Fund uses independent pricing services approved by the Board of Trustees to value their investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because each Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Fidelity Large Cap Growth Enhanced Index Fund, Fidelity Large Cap Value Enhanced Index Fund and Fidelity Large Cap Core Enhanced Index Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48), on June 29, 2007. Fidelity Mid Cap Enhanced Index Fund, Fidelity Small Cap Enhanced Index Fund and Fidelity International Enhanced Index Fund have been subject to the provisions of FIN 48 since their commencement of operations. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions expected to be taken in the initial filing of each Fund's federal tax return. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, certain funds will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Fidelity Large Cap Growth Enhanced Index Fund	$ 38,296,727	$ 1,134,022	$ (4,460,733)	$ (3,326,711)
Fidelity Large Cap Value Enhanced Index Fund	27,466,019	803,443	(3,850,520)	(3,047,077)
Fidelity Large Cap Core Enhanced Index Fund	926,831,936	11,912,837	(105,770,869)	(93,858,032)
Fidelity Mid Cap Enhanced Index Fund	6,661,821	105,625	(553,480)	(447,855)
Fidelity Small Cap Enhanced Index Fund	6,782,803	189,138	(645,378)	(456,240)
Fidelity International Enhanced Index Fund	7,549,743	152,332	(490,220)	(337,888)
	Undistributed Ordinary Income	Undistributed Long-term Capital Gain	Capital Loss Carryforward
Fidelity Large Cap Growth Enhanced Index Fund	$ 31,257	$ -	$ (298,456)
Fidelity Large Cap Value Enhanced Index Fund	69,202	-	(514,035)
Fidelity Large Cap Core Enhanced Index Fund	1,892,884	-	(391,157)
Fidelity Mid Cap Enhanced Index Fund	13,493	470	-
Fidelity Small Cap Enhanced Index Fund	11,873	-	-
Fidelity International Enhanced Index Fund	23,745	-	-

The tax character of distributions paid was as follows:

February 29, 2008
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Large Cap Growth Enhanced Index Fund	$ 187,061	$ -	$ 187,061
Fidelity Large Cap Value Enhanced Index Fund	320,661	-	320,661
Fidelity Large Cap Core Enhanced Index Fund	3,331,983	-	3,331,983

Short Term Trading (Redemption) Fees. Shares held in Fidelity Small Cap Enhanced Index Fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. Shares held in Fidelity Mid Cap Enhanced Index Fund and Fidelity International Enhanced Index Fund less than 30 days are subject to a redemption fee equal to 0.75% and 1.00%, respectively, of the proceeds of the redeemed shares. All redemption fees are retained by the Funds and accounted for as an addition to paid in capital.

New Accounting Pronouncements. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements. The Funds will adopt the provisions of SFAS 157 effective for the Funds' fiscal year beginning March 1, 2008.

Annual Report

2. Significant Accounting Policies - continued

New Accounting Pronouncements - continued

In addition, in March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Funds invest in derivative instruments, the accounting treatment and the affect derivatives have on financial performance. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds' financial statement disclosures.

3. Operating Policies.

Futures Contracts. Certain Funds may use futures contracts to manage their exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in each applicable fund's Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in each applicable fund's Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in each applicable fund's Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

4. Purchases and Sales of Investments.

Purchases and sales of securities other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Large Cap Growth Enhanced Index Fund	47,856,859	8,957,852
Fidelity Large Cap Value Enhanced Index Fund	40,407,895	12,278,500
Fidelity Large Cap Core Enhanced Index Fund	929,864,400	14,149,280
Fidelity Mid Cap Enhanced Index Fund	7,257,313	851,220
Fidelity Small Cap Enhanced Index Fund	7,659,013	888,062
Fidelity International Enhanced Index Fund	7,732,440	888,304

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Strategic Advisers®, Inc. (Strategic Advisers), an affiliate of FMR LLC, provides the Funds with investment management related services. For these services, the Funds pay a monthly management fee to Strategic Advisers. Under the management contract, Strategic Advisers pays all other ordinary fund-wide operating expenses (such as custody, audit, legal, and pricing and bookkeeping fees), except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee paid to Strategic Advisers by the Funds is reduced by an amount equal to the fees and expenses paid by the Funds to the independent Trustees. Each Fund's management fee is equal to the following annual rate of average net assets:

Fidelity Large Cap Growth Enhanced Index Fund	.30%
Fidelity Large Cap Value Enhanced Index Fund	.30%
Fidelity Large Cap Core Enhanced Index Fund	.30%
Fidelity Mid Cap Enhanced Index Fund	.45%
Fidelity Small Cap Enhanced Index Fund	.52%
Fidelity International Enhanced Index Fund	.47%

Annual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates - continued

Management Fee and Expense Contract - continued

In addition, under the expense contract, Strategic Advisers will pay other expenses such as those listed above for each of the Funds so that the total expenses do not exceed certain amounts of each fund's average net assets with certain exceptions, as noted in the following table:

Fidelity Large Cap Growth Enhanced Index Fund	.45%
Fidelity Large Cap Value Enhanced Index Fund	.45%
Fidelity Large Cap Core Enhanced Index Fund	.45%
Fidelity Mid Cap Enhanced Index Fund	.60%
Fidelity Small Cap Enhanced Index Fund	.67%
Fidelity International Enhanced Index Fund	.62%

Sub-Adviser. Geode® Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by Strategic Advisers for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of Strategic Advisers, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Prior to January 1, 2008, Fidelity Service Company, Inc. (FSC), also an affiliate of Strategic Advisers, was the transfer agent for Fidelity Large Cap Growth Enhanced Index Fund, Fidelity Large Cap Value Enhanced Index Fund and Fidelity Large Cap Core Enhanced Index Fund. Under the expense contract, each fund paid transfer agent fees at the annualized rate of 0.15% of average net assets.

Investments in Fidelity Central Funds. The Funds may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

6. Security Lending.

Certain Funds lend portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to:

Fidelity Large Cap Growth Enhanced Index Fund	$ 1,659
Fidelity Large Cap Core Enhanced Index Fund	587

Annual Report

7. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Expense reduction

Fidelity Large Cap Growth Enhanced Index Fund	$ 67
Fidelity Large Cap Value Enhanced Index Fund	15
Fidelity Large Cap Core Enhanced Index Fund	634

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were owners of record of more than 10% of the outstanding shares of the following funds:

Fund	Affiliated %

Fidelity Large Cap Growth Enhanced Index Fund	13%
Fidelity Large Cap Value Enhanced Index Fund	18%
Fidelity Mid Cap Enhanced Index Fund	77%
Fidelity Small Cap Enhanced Index Fund	71%
Fidelity International Enhanced Index Fund	64%

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Commonwealth Trust II and the Shareholders of Fidelity Large Cap Growth Enhanced Index Fund, Fidelity Large Cap Value Enhanced Index Fund, Fidelity Large Cap Core Enhanced Index Fund, Fidelity Mid Cap Enhanced Index Fund, Fidelity Small Cap Enhanced Index Fund, Fidelity International Enhanced Index Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial positions of Fidelity Large Cap Growth Enhanced Index Fund, Fidelity Large Cap Value Enhanced Index Fund, Fidelity Large Cap Core Enhanced Index Fund, Fidelity Mid Cap Enhanced Index Fund, Fidelity Small Cap Enhanced Index Fund and Fidelity International Enhanced Index Fund (funds of Fidelity Commonwealth Trust II) at February 29, 2008, the results of each of their operations for the period indicated, the changes in each of their net assets for the period indicated and each of their financial highlights for the period indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Commonwealth Trust II's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLC

PricewaterhouseCoopers LLP

Boston, Massachusetts

April 23, 2008

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and funds are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, and review each fund's performance. Except for Mr. Howard E. Cox, Jr. and Ms. Karen Kaplan, each of the Trustees oversees 15 funds advised by Strategic Advisers or an affiliate. Mr. Cox and Ms. Kaplan oversee eight funds advised by Strategic Advisers or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. The executive officers and Advisory Board Member hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-3455.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Roger T. Servison (62)

Year of Election or Appointment: 2006

Mr. Servison is Chairman of the Board of Trustees. Mr. Servison serves as President of Strategic New Business Development for Fidelity Investments (1995-present), and oversees Fidelity Investments Life Insurance Company (FILI) and Strategic Advisers (May 2005-present). He also serves as President and a Director of Fidelity Brokerages Services (Japan), LLC (1996-present), a Director of Fidelity Investments Asia Funding Corp. (2000-present), and a Director of Strategic Advisers (1999-present). Previously, he served as President of Fidelity Investments Retail Marketing Company and Fidelity Brokerage Services, Inc. (1991-1995), President of Monarch Capital (1990-1991), Senior Vice President of Fidelity Capital (1989-1990), Senior Vice President of Fidelity's New Business Development Group (1987-1989), and Senior Vice President of Fidelity Brokerage Services (1980-1987); and he served as a Director of FBSI Investments, Inc. (1993-2003), FMR Brokerage Holdings, Inc. (1999-2003), and Fidelity Partners Management Corp. (1997-2003).

Abigail P. Johnson (46)

Year of Election or Appointment: 2006

Ms. Johnson serves as President of Fidelity Employer Services Company (FESCO) (2005-present). She is President and a Director of Fidelity Investments Money Management, Inc. (2001-present), FMR Co., Inc. (2001-present), and a Director of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with Strategic Advisers. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC to prior periods are deemed to be references to the prior entity.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Peter C. Aldrich (63)

Year of Election or Appointment: 2006

From January 1997 through December 2004, Mr. Aldrich was Chairman and Managing Member of AEGIS, LLC. (foreign private investment). From 1999 through December 2004, he was Faculty Chairman of The Research Council on Global Investment of The Conference Board (business and professional education non-profit). From 1998 through December 2004, Mr. Aldrich was Managing Member of Poseidon, LLC (foreign private investment). Previously, he was Co-Chairman of AEW Capital Management, L.P., a real estate investment advisor (1997-1998), and a founder and Managing Partner of Aldrich, Eastman & Waltch, Inc., a real estate investment advisor (1981-1996). Mr. Aldrich serves as a Member of the Board of the National Bureau of Economic Research (1994), a Member of the Board of Zipcar, Inc. (car sharing, 2002), and a Member of the Board of the Museum of Fine Arts Boston (2003).

Howard E. Cox, Jr. (64)

Year of Election or Appointment: 2006

Mr. Howard Cox is as a Partner of Greylock, a national venture capital firm, with which he has been associated since 1971. Prior to joining Greylock, Mr. Cox served in the Office of the Secretary of Defense (1968-1971). He is currently a Director of Stryker Corporation (medical products and services). He has previously served on the boards of numerous public and private companies, including: The Boston Globe, American Medical Systems (acquired by Pfizer), AMISYS (acquired by McKessonHBOC), APPEX (acquired by EDS), Arbor (acquired by Extendicare), BMR Financial Group, Centene, Checkfree, Cogito Data Systems, Compdent (acquired by APPS), Execucom, HPR (acquired by McKessonHBOC), ISSCO (acquired by Computer Associates), Landacorp, Lunar (acquired by GE), Multimate, Rehab Systems (acquired by Novacare), Share Development (acquired by United Healthcare), United Publishers (acquired by NYNEX), VHA Long Term Care (acquired by ServiceMaster), and Vincam (acquired by ADP). Mr. Cox is a Director and former Chairman of the National Venture Capital Association. Mr. Howard Cox and Mr. Ralph Cox are not related.

Ralph F. Cox (75)

Year of Election or Appointment: 2006

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry, 1998-present). Previously, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin. Mr. Ralph Cox and Mr. Howard Cox are not related.

Karen Kaplan (48)

Year of Election or Appointment: 2006

Ms. Kaplan is President of Hill, Holliday, Connors, Cosmopulos Inc., a subsidiary of The Interpublic Group of Companies, Inc. (group of advertising and specialized marketing and communication services companies). She has been with Hill, Holliday, Connors, Cosmopulos Inc. since 1982. Ms. Kaplan is Vice President of the Massachusetts Women's Forum and Vice Chair of the Board of the Massachusetts Society for the Prevention of Cruelty to Children. She serves as a Director of the Executive Committee of the Greater Boston Chamber of Commerce, a Member of the President's Council of the United Way of Massachusetts Bay, serves on the Advisory Council of the Urban Improv, and a Member of the Board of Mentors of Community Servings. Ms. Kaplan also serves as a Director of Tweeter Home Entertainment Group and Delta Dental Plan of Massachusetts.

Advisory Board Member and Executive Officers**:

Correspondence intended for each executive officer and Mr. Murphy may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
David L. Murphy (60)

Year of Election or Appointment: 2008

Member of the Advisory Board of Fidelity Commonwealth Trust II. Mr. Murphy serves as President of Strategic Advisers (2008-present). Previously, Mr. Murphy served as Vice President of Fidelity's Money Market Funds (2002-2008) and Fixed-Income Funds (2005-2008), Senior Vice President (2000-2008) and Head (2004-2008) of the Fidelity Investments Fixed Income Division, Senior Vice President of Fidelity Investments Money Management, Inc. (2003-2008), and as Executive Vice President of FMR (2005-2008). Mr. Murphy also served as Money Market Group Leader (2002-2004), Bond Group Leader (2000-2002), and Vice President of certain Asset Allocation Funds (2003-2008), Balanced Funds (2005-2008), Fidelity's Taxable Bond Funds (2000-2002) and Fidelity's Municipal Bond Funds (2001-2002).

Stephen D. Fisher (45)

Year of Election or Appointment: 2007

Secretary and Chief Legal Officer of each fund. Mr. Fisher previously served as Vice President and Director of Fidfunds Mutual Limited (1998-2003) and is a Senior Vice President, Deputy General Counsel of Fidelity Investments.

Mark Osterheld (52)

Year of Election or Appointment: 2007

President and Treasurer of each fund. Mr. Osterheld is an employee of Strategic Advisers and also serves as President and Treasurer of other Strategic Advisers funds (2006-present). Before joining Strategic Advisers, Mr. Osterheld served as Assistant Treasurer of other Fidelity funds (2002-2007) and was an employee of FMR.

Charles V. Senatore (53)

Year of Election or Appointment: 2007

Chief Compliance Officer of each fund. He also serves as Senior Vice President and Chief Compliance Officer for the Fidelity Risk Oversight Group (2003-present). Before joining Fidelity Investments, Mr. Senatore served as Co-Head of Global Compliance (2002-2003), Head of Private Client Compliance (2000-2002), and Head of Regulatory Affairs (1999-2000) at Merrill Lynch. Mr. Senatore serves as a Member of the SIFMA Compliance and Legal Division Executive Committee (2004-present), a Member of the SIFMA Self Regulation and Supervisory Practices Committee (2004-present), and a Member of the New York Stock Exchange Compliance Advisory Committee (2000-2003; 2005-present). He previously served as a Member (2001-2003) and Chair (2003) of the NASD's District 10 Business Committee in New York.

R. Stephen Ganis (41)

Year of Election or Appointment: 2007

Anti-Money Laundering (AML) Officer of each fund. Mr. Ganis also serves as AML Officer of other Fidelity funds (2006-present) and FMR LLC (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Proctor, LLP (2000-2002).

Kathleen Tucker (49)

Year of Election or Appointment: 2007

Chief Financial Officer of each fund. She also serves as Senior Vice President for Fidelity Pricing & Cash Management Services (1999-present). Previously, Ms. Tucker worked at PricewaterhouseCoopers LLP (1981-1999), where she was most recently a partner in the investment management practice.

Peter L. Lydecker (54)
Year of Election or Appointment: 2007 Assistant Treasurer of each fund. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
James R. Rooney (49)

Year of Election or Appointment: 2007

Assistant Treasurer of each fund. Mr. Rooney is an employee of Strategic Advisers and also serves as Assistant Treasurer of other Strategic Advisers funds (2007-present). Before joining Strategic Advisers, Mr. Rooney was a Vice President with Wellington Management Company, LLP (2001-2007).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LCC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Large Cap Core Enhanced Index Fund	04/14/08	04/11/08	$0.03	-
Fidelity Large Cap Growth Enhanced Index Fund	04/14/08	04/11/08	$0.01	-
Fidelity Large Cap Value Enhanced Index Fund	04/14/08	04/11/08	$0.03	-
Fidelity Mid Cap Enhanced Index Fund	04/14/08	04/11/08	$0.02	-
Fidelity Small Cap Enhanced Index Fund	04/14/08	04/11/08	$0.015	-
Fidelity International Enhanced Index Fund	04/14/08	04/11/08	$0.02	$0.01

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended February 29, 2008, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Mid Cap Enhanced Index Fund	$470

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends-received deduction for corporate shareholders:

December 2007
Fidelity Large Cap Core Enhanced Index Fund	95%
Fidelity Large Cap Growth Enhanced Index Fund	100%
Fidelity Large Cap Value Enhanced Index Fund	100%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

December 2007
Fidelity Large Cap Core Enhanced Index Fund	100%
Fidelity Large Cap Growth Enhanced Index Fund	100%
Fidelity Large Cap Value Enhanced Index Fund	100%

The funds will notify shareholders in January 2009 of amounts for use in preparing 2008 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Mid Cap Enhanced Index Fund
Fidelity Small Cap Enhanced Index Fund
Fidelity International Enhanced Index Fund

On December 11, 2007, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract and sub-advisory agreement (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered the range of information that it considered appropriate.

In determining whether to approve the Advisory Contracts for each fund, the Board was aware that shareholders have a broad range of investment choices available to them, including a wide choice among mutual Funds offered by competitors to Fidelity, and that shareholders, with the opportunity to review and weigh the disclosure provided by each fund in its prospectus and other public disclosures, may choose to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, Strategic Advisers, Inc. (Strategic), and the sub-adviser, Geode Capital Management, LLC (Geode), (together, the Investment Advisers), including the background of the Funds' portfolio managers and the Funds' investment objectives and disciplines.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technical research, computer modeling, and the Investment Advisers' approach to managing the Funds.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by Strategic and its affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund. The Board also considered the nature and extent of the Strategic's supervision of third-party service providers, principally Geode, custodians and sub-custodians. The Board further considered the benefits associated with the Expense Contracts, which limits fund expenses to 62 bp for International Enhanced Index, 67 bp for Small Cap Enhanced Index, and 60 bp for Mid Cap Enhanced Index.

The Board noted that the growth of fund assets across the Fidelity complex allows for reinvestment in the development of services designed to enhance the value or convenience of the Funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund sponsored by a Fidelity Investments company, including the benefits of investing in a fund that is part of a large family of Funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services.

Investment Performance. The Funds are new Funds and therefore had no historical performance for the Board to review at the time it approved each fund's Advisory Contracts.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided to each fund will benefit each fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund's proposed management fee and projected operating expenses in reviewing the Advisory Contracts. The Board also took into consideration an Expense Contract which limits each fund's annualized total fund and class-level expenses to 0.62% for International Enhanced Index, 0.67% for Small Cap Enhanced Index and 0.60% for Mid Cap Enhanced Index. The Board noted that each fund's proposed total expense ratio of 0.62%, 0.67%, and 0.60%, respectively, is competitive in relation to competitor enhanced index Funds.

Based on its review, the Board concluded that each fund's management fee and total expenses were fair and reasonable in light of the services that each fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Funds are new Funds and therefore no revenue, cost, or profitability data was available for the Board to review in respect of each fund at the time it approved the Advisory Contracts.

Economies of Scale. The Board considered that as the Funds are all new Funds, it is premature to consider scale economies, and will be until the Funds have assets under management.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board received additional information regarding similar Funds offered by other fund companies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be approved.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

Investment Sub-Adviser

Geode Capital Management, LLC
Boston, MA

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Mellon Bank, N.A.
Pittsburgh, PA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

GEI-UANN-0408
1.855137.100

Item 2. Code of Ethics

As of the end of the period, February 29, 2008, Fidelity Commonwealth Trust II (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has not designated an audit committee financial expert. Given the nature of the trust's series (the funds), the registrant has concluded that the services of a financial expert are not required at this point. Some of the reasons for determining that an audit committee financial expert is not necessary are the following: (i) the Audit Committee's expected access to the funds' Treasurer, Chief Financial Officer, independent accountants and legal counsel; (ii) the Audit Committee's expected authority under its Charter to engage independent accounting and other experts without seeking approval from the full Board of Trustees; (iii) the funds' investment strategies based primarily on index investing, and (iv) the small number of funds currently offered by the trust and the still relatively small size of most of the funds.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees.

For the fiscal years ended February 29, 2008 and February 28, 2007, the aggregate Audit Fees billed by PricewaterhouseCoopers LLP (PwC) for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for the funds are shown in the table below.

Fund	2008A	2007A,B
Fidelity International Enhanced Index Fund	$44,000	$0
Fidelity Large Cap Core Enhanced Index Fund	$50,000	$0
Fidelity Large Cap Growth Enhanced Index Fund	$50,000	$0
Fidelity Large Cap Value Enhanced Index Fund	$50,000	$0
Fidelity Mid Cap Value Enhanced Index Fund	$44,000	$0
Fidelity Small Cap Value Enhanced Index Fund	$44,000	$0
A	Aggregate amounts may reflect rounding.
B

No Audit Fees were billed by PwC for professional services rendered for the audit of the annual financial statements, or services that are normally provided in connection with the statutory and regulatory filings or engagements, to Fidelity International Enhanced Index Fund, Fidelity Large Cap Core Enhanced Index Fund, Fidelity Large Cap Growth Enhanced Index Fund, Fidelity Large Cap Value Enhanced Index Fund, Fidelity Mid Cap Enhanced Index Fund, and Fidelity Small Cap Enhanced Index Fund, as the funds did not commence operations until December 20, 2007, April 19, 2007, April 19, 2007, April 19, 2007, December 20, 2007 and December 20, 2007, respectively.

(b) Audit-Related Fees.

In each of the fiscal years ended February 29, 2008 and February 28, 2007, the aggregate Audit-Related Fees billed by PwC for services rendered for assurance and related services to each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Fund	2008A	2007A,B
Fidelity International Enhanced Index Fund	$0	$0
Fidelity Large Cap Core Enhanced Index Fund	$0	$0
Fidelity Large Cap Growth Enhanced Index Fund	$0	$0
Fidelity Large Cap Value Enhanced Index Fund	$0	$0
Fidelity Mid Cap Value Enhanced Index Fund	$0	$0
Fidelity Small Cap Value Enhanced Index Fund	$0	$0
A	Aggregate amounts may reflect rounding.
B

No Audit-Related Fees were billed by PwC for services rendered for assurance and related services to Fidelity International Enhanced Index Fund, Fidelity Large Cap Core Enhanced Index Fund, Fidelity Large Cap Growth Enhanced Index Fund, Fidelity Large Cap Value Enhanced Index Fund, Fidelity Mid Cap Enhanced Index Fund, and Fidelity Small Cap Enhanced Index Fund, as the funds did not commence operations until December 20, 2007, April 19, 2007, April 19, 2007, April 19, 2007, December 20, 2007 and December 20, 2007, respectively.

In each of the fiscal years ended February 29, 2008 and February 28, 2007, the aggregate Audit-Related Fees that were billed by PwC that were required to be approved by the Audit Committee for services rendered on behalf of Strategic Advisers and entities controlling, controlled by, or under common control with Strategic Advisers that provide ongoing services to the funds ("Fund Service Providers") for assurance and related services that relate directly to the operations and financial reporting of the funds that are reasonably related to the performance of the audit or review of the funds' financial statements, but not reported as Audit Fees, are shown in the table below.

Billed By	2008A,B	2007A,B
PwC	$0	$0
A	Aggregate amounts may reflect rounding.
B	May include amounts billed prior to the funds' commencement of operations.

Fees included in the audit-related category comprise assurance and related services (e.g., due diligence services) that are traditionally performed by the independent registered public accounting firm. These audit-related services include due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews, attest services that are not required by statute or regulation and consultation concerning financial accounting and reporting standards.

(c) Tax Fees.

In each of the fiscal years ended February 29, 2008 and February 28, 2007, the aggregate Tax Fees billed by PwC for professional services rendered for tax compliance, tax advice, and tax planning for each fund is shown in the table below.

Fund	2008A	2007A,B
Fidelity International Enhanced Index Fund	$3,500	$0
Fidelity Large Cap Core Enhanced Index Fund	$3,500	$0
Fidelity Large Cap Growth Enhanced Index Fund	$3,500	$0
Fidelity Large Cap Value Enhanced Index Fund	$3,500	$0
Fidelity Mid Cap Value Enhanced Index Fund	$3,500	$0
Fidelity Small Cap Value Enhanced Index Fund	$3,500	$0
A	Aggregate amounts may reflect rounding.
B

No Tax Fees were billed by PwC for services rendered for tax compliance, tax advice, and tax planning for Fidelity International Enhanced Index Fund, Fidelity Large Cap Core Enhanced Index Fund, Fidelity Large Cap Growth Enhanced Index Fund, Fidelity Large Cap Value Enhanced Index Fund, Fidelity Mid Cap Enhanced Index Fund, and Fidelity Small Cap Enhanced Index Fund, as the funds did not commence operations until December 20, 2007, April 19, 2007, April 19, 2007, April 19, 2007, December 20, 2007 and December 20, 2007, respectively.

In each of the fiscal years ended February 29, 2008 and February 28, 2007, the aggregate Tax Fees billed by PwC that were required to be approved by the Audit Committee for professional services rendered on behalf of the Fund Service Providers for tax compliance, tax advice, and tax planning that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2008A,B	2007A,B
PwC	$0	$0
A	Aggregate amounts may reflect rounding.
B	May include amounts billed prior to the funds' commencement of operations.

Fees included in the Tax Fees category comprise all services performed by professional staff in the independent registered public accounting firm's tax division except those services related to the audit. Typically, this category would include fees for tax compliance, tax planning, and tax advice. Tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, claims for refund and tax payment-planning services, assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

(d) All Other Fees.

In each of the fiscal years ended February 29, 2008 and February 28, 2007, the aggregate Other Fees billed by PwC for all other non-audit services rendered to the funds is shown in the table below.

Fund	2008A	2007A,B
Fidelity International Enhanced Index Fund	$0	$0
Fidelity Large Cap Core Enhanced Index Fund	$0	$0
Fidelity Large Cap Growth Enhanced Index Fund	$0	$0
Fidelity Large Cap Value Enhanced Index Fund	$0	$0
Fidelity Mid Cap Value Enhanced Index Fund	$0	$0
Fidelity Small Cap Value Enhanced Index Fund	$0	$0
A	Aggregate amounts may reflect rounding.
B

No Other Fees were billed by PwC for all other non-audit services rendered to Fidelity International Enhanced Index Fund, Fidelity Large Cap Core Enhanced Index Fund, Fidelity Large Cap Growth Enhanced Index Fund, Fidelity Large Cap Value Enhanced Index Fund, Fidelity Mid Cap Enhanced Index Fund, and Fidelity Small Cap Enhanced Index Fund, as the funds did not commence operations until December 20, 2007, April 19, 2007, April 19, 2007, April 19, 2007, December 20, 2007 and December 20, 2007, respectively.

In each of the fiscal years ended February 29, 2008 and February 28, 2007, the aggregate Other Fees billed by PwC that were required to be approved by the Audit Committee for all other non-audit services rendered on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2008A,B	2007A,B
PwC	$220,000	$125,000
A	Aggregate amounts may reflect rounding.
B	May include amounts billed prior to the funds' commencement of operations.

Fees included in the All Other Fees category include services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the fund.

(e) (1)	Audit Committee Pre-Approval Policies and Procedures:

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to the trust and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of the trust (Covered Service) are subject to approval by the Audit Committee before such service is provided. Non-audit services provided by a fund audit firm for a Fund Service Provider that do not relate directly to the operations and financial reporting of the trust (Non-Covered Service) are not required to be pre-approved, but are reported to the Audit Committee quarterly.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

(e) (2)	Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended February 29, 2008 and February 28, 2007 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended February 29, 2008 and February 28, 2007 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended February 29, 2008 and February 28, 2007 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended February 29, 2008 and February 28, 2007 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended February 29, 2008 and February 28, 2007 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended February 29, 2008 and February 28, 2007 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

(f) Not applicable.

(g) For the fiscal years ended February 29, 2008 and February 28, 2007, the aggregate fees billed by PwC of $585,000A,B and $410,000A,B for non-audit services rendered on behalf of the funds, Strategic Advisers and Fund Service Providers relating to Covered Services and Non-Covered Services are shown in the table below.

	2008A,B	2007A,B
Covered Services	$240,000	$125,000
Non-Covered Services	$345,000	$285,000
A	Aggregate amounts may reflect rounding.
B	May include amounts billed prior to the funds' commencement of operations.

(h) The trust's Audit Committee has considered Non-Covered Services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the funds, taking into account representations from PwC, in accordance with Independence Standards Board Standard No.1, regarding its independence from the funds and their related entities.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust II

By:	/s/Mark Osterheld
Mark Osterheld
President and Treasurer

Date:	April 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Mark Osterheld
Mark Osterheld
President and Treasurer

Date:	April 30, 2008
By:	/s/Kathleen A. Tucker
Kathleen A. Tucker
Chief Financial Officer

Date:	April 30, 2008